As filed with the Securities and Exchange Commission on December 16, 2004

1933 Act Registration No. 002-11357

1940 Act Registration No. 811-00582

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.                    [     ]

[     ]

Post-Effective Amendment No.

[108]

[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ X ]

Amendment No.

[63]

[ X ]

(Check appropriate box or boxes)

Neuberger Berman Equity Funds

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: (212) 476-8800

Peter E. Sundman, Chief Executive Officer

Neuberger Berman Equity Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

 Arthur C. Delibert, Esq.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, N.W., 2nd Floor

Washington, D.C.  20036-1221

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[    ]  immediately upon filing pursuant to paragraph (b)

[ X]  on  December 17, 2004  pursuant to paragraph (b)

[    ]  60 days after filing pursuant to paragraph (a)(1)

[    ]  on [date] pursuant to paragraph (a)(1)

[    ]  75 days after filing pursuant to paragraph (a)(2)

[    ]  on [date]  pursuant to paragraph (a)(2)

Title of Securities Being Registered:  Investor Class Shares of Century Fund, Fasciano Fund, Focus Fund, Genesis Fund, Guardian Fund, International Fund, Manhattan Fund, Millennium Fund, Partners Fund, Regency Fund and Socially Responsive Fund; Trust Class Shares of Real Estate Fund, Focus Fund, Genesis Fund, Guardian Fund, International Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund; Advisor Class Shares of Fasciano Fund, Focus Fund, Genesis Fund, Guardian Fund, Manhattan Fund, Millennium Fund and Partners Fund; and Institutional Class Shares of Genesis Fund.

NEUBERGER BERMAN EQUITY FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 108 ON FORM N-1A

This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 108 on Form N-1A

Part A:

Investor Class Prospectus

Trust Class Prospectus

Advisor Class Prospectus

Institutional Class Prospectus

Part B:

Statement of Additional Information

Part C:

Other Information

Signature Pages

Exhibits

Prospectus December 17, 2004

Neuberger Berman

Equity Funds

TRUST CLASS

SHARES

Real Estate Fund

INVESTOR CLASS

SHARES

Century Fund

Fasciano Fund

Focus Fund

Genesis Fund

Guardian Fund

International Fund

Manhattan Fund

Millennium Fund

Partners Fund

Regency Fund

Socially Responsive Fund

These securities, like the securities of all mutual

funds, have not been approved or disapproved by

the Securities and Exchange Commission, and

the Securities and Exchange Commission has not

determined if this prospectus is accurate or

complete. Any representation to the contrary is a

criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Century Fund
Fasciano Fund
Focus Fund
Genesis Fund
Guardian Fund
International Fund
Manhattan Fund
Millennium Fund
Partners Fund
Real Estate Fund
Regency Fund
Socially Responsive Fund
YOUR INVESTMENT
Share Prices
Privileges and Services
Distributions and Taxes
Maintaining Your Account
Redemption Fee
Market Timing Policy
Portfolio Holdings Policy
Fund Structure

THESE FUNDS:

•                  are designed for investors with long-term goals in mind, and for the Real Estate Fund, also for current income

•                  offer you the opportunity to participate in financial markets through professionally managed portfolios

•                  also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                  carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                  normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Century Fund	Ticker Symbol: NBCIX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital; dividend income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. They seek to buy companies with strong historical and prospective earnings growth. In determining whether a company has favorable growth characteristics, the managers analyze such factors as:

•                  sales and earnings growth

•                  return on equity

•                  debt to equity ratio

•                  market share and competitive leadership of the company’s products.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Large-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be slower to respond to changes and opportunities.

At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (12/6/1999)
Century Fund
Return Before Taxes	25.80	-12.15
Return After Taxes on Distributions	25.80	-12.15
Return After Taxes on Distributions and Sale of Fund Shares	16.77	-9.98
Russell 1000 Index	29.89	-4.10
Russell 1000 Growth Index	29.75	-11.37
S&P 500 Index*	28.67	-4.64

*                  The fund has changed its broad-based index from the S&P 500 Index to the Russell 1000 Index to provide a more appropriate market comparison for the fund’s performance.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 1000 Index is an unmanaged index of U. S. large-cap stocks.

The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

[ICON]
INVESTOR EXPENSES


The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	1.26
Equals:	Total annual operating expenses	2.07
Minus:	Expense reimbursement	0.57
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791


[ICON]
MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

John J. Zielinski, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1983.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

[ICON]
FINANCIAL HIGHLIGHTS

	Year Ended August 31,	2000(1)		2001	2002	2003	2004

	Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		13.44	6.50	4.89	5.42
Plus:	Income from investment operations
	Net investment loss	(0.05)		(0.08)	(0.05)	(0.03)	(0.03)
	Net gains (losses) - realized and unrealized	3.49		(6.86)	(1.56)	0.56	0.15
	Subtotal: income from investment operations	3.44		(6.94)	(1.61)	0.53	0.12
Equals:	Share price (NAV) at end of year	13.44		6.50	4.89	5.42	5.54

	Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

	Net expenses - actual	1.50	(2)	1.50	1.50	1.51	1.49
	Gross expenses(3)	1.76	(2)	1.80	2.09	2.21	2.05
	Expenses(4)	1.50	(2)	1.50	1.50	1.51	1.50
	Net investment loss - actual	(0.81	)(2)	(0.86)	(0.89)	(0.62)	(0.55)

	Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

	Total return (%)(5)	34.40	(6)	(51.60)	(24.77)	10.84	2.21
	Net assets at end of year (in millions of dollars)	43.6		17.5	15.5	17.0	14.3
	Portfolio turnover rate (%)	65		107	142	(7) 115	66

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 12/6/1999 (beginning of operations) to 8/31/2000.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.

(7)       Portfolio turnover excludes purchases and sales of securities by Technology Fund prior to the merger date.


Neuberger Berman Fasciano Fund	Ticker Symbol: NBFSX

[ICON]
GOAL & STRATEGY

The fund seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

•                  strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

•                  stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the manager believes are likely to achieve the fund’s objective, the manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The fund’s blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

The fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Fasciano Fund
Return Before Taxes	29.72	5.97	11.59
Return After Taxes on Distributions	29.59	5.63	10.68
Return After Taxes on Distributions and Sale of Fund Shares	19.41	4.98	9.81
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 The year-by-year and average annual total return data for the periods prior to 3/24/2001 are those of Neuberger Berman Fasciano Fund’s predecessor, Fasciano Fund, Inc.


[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


[ICON]
INVESTOR EXPENSES


The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.00
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.24
Equals:	Total annual operating expenses	1.24

*      The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$126	$393	$681	$1,500

[ICON]
MANAGEMENT

Michael Fasciano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the fund’s assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.00% of average net assets.

[ICON]
FINANCIAL HIGHLIGHTS

		Year ended 6/30/2000	Year ended 6/30/2001	Two months ended 8/31/2001(1)		Year ended 8/31/2002	Year ended 8/31/2003	Year ended 8/31/2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	31.78	32.55	34.39		33.93	31.19	35.39
Plus:	Income from investment operations
	Net investment income (loss)	0.34	(0.11)	(0.06)		(0.16)	(0.11)	(0.20)
	Net gains (losses) - realized and unrealized	0.82	2.24	(0.40)		(1.50)	4.31	4.81
	Subtotal: income from investment operations	1.16	2.13	(0.46)		(1.66)	4.20	4.61
Minus:	Distributions to shareholders
	Income dividends	0.39	0.29	—		—	—	—
	Capital gain distributions	—	—	—		1.08	—	0.19
	Subtotal: distributions to shareholders	0.39	0.29	—		1.08	—	0.19
Equals:	Share price (NAV) at end of year	32.55	34.39	33.93		31.19	35.39	39.81

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.20	1.30	1.58	(2)	1.36	1.24	1.22
Gross expenses(3)		—	—	—		—	—	1.23
Expenses(4)		—	1.30	1.58	(2)	1.36	1.24	1.23
Net investment income (loss) - actual		0.80	(0.40)	(1.03	)(2)	(0.48)	(0.36)	(0.52)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		3.70	6.64	(1.34	)(6)	(4.99)	13.47	13.06 (5)
Net assets at end of year (in millions of dollars)		266.9	210.6	203.3		214.1	277.6	364.9
Portfolio turnover rate (%)		29	3	4		24	24	17

The figures above after 6/30/2000 have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover). For dates prior to 3/24/2001, the figures above are from the fund’s predecessor fund, the Fasciano Fund, Inc. The figures above, through 6/30/2000, were audited by another auditor.

(1)       In 2001, the fund’s fiscal year-end was changed from June 30 to August 31.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

(6)       Not annualized.

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Neuberger Berman Focus Fund	Ticker Symbol: NBSSX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                  autos and housing

•                  consumer goods and services

•                  defense and aerospace

•                  energy

•                  financial services

•                  health care

•                  heavy industry

•                  machinery and equipment

•                  media and entertainment

•                  retailing

•                  technology

•                  transportation

•                  utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.89	6.75	12.02
Return After Taxes on Distributions	64.86	5.35	10.23
Return After Taxes on Distributions and Sale of Fund Shares	42.23	5.32	9.83
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

[ICON]
INVESTOR EXPENSES


The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.74
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	0.87

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$89	$278	$482	$1,073


[ICON]
MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.74% of average net assets.

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	36.25	50.61	36.11	23.05	32.28
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.04)	0.01	0.05	0.08
	Net gains (losses) - realized and unrealized	19.69	(10.23)	(10.65)	9.18	(0.35)
	Subtotal: income from investment operations	19.68	(10.27)	(10.64)	9.23	(0.27)
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.05
	Capital gain distributions	5.31	4.23	2.42	—	—
	Subtotal: distributions to shareholders	5.32	4.23	2.42	—	0.05
Equals:	Share price (NAV) at end of year	50.61	36.11	23.05	32.28	31.96

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.83	0.87	0.90	0.85
Gross expenses(1)		—	—	—	—	0.86
Expenses(2)		0.85	0.83	0.87	0.90	0.86
Net investment income (loss) - actual		(0.02)	(0.09)	0.02	0.21	0.21

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		59.29	(20.40)	(31.58)	40.04	(0.84	)(3)
Net assets at end of year (in millions of dollars)		1,996.4	1,618.6	1,024.6	1,300.0	1,198.9
Portfolio turnover rate (%)		55	38	25	24	27

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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Neuberger Berman Genesis Fund	Ticker Symbol: NBGNX

This fund is closed to new investors.

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                  above-average returns

•                  an established market niche

•                  circumstances that would make it difficult for new competitors to enter the market

•                  the ability to finance their own growth

•                  sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid

•                  than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.70	14.59	14.94
Return After Taxes on Distributions	31.69	13.90	14.11
Return After Taxes on Distributions and	20.61	12.38	12.95
Sale of Fund Shares
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.


[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.93
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	1.06

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$108	$337	$585	$1,294

[ICON]
MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.93% of average net assets.

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.39	18.00	19.78	19.70	23.44
Plus:	Income from investment operations
	Net investment loss	—	(0.01)	(0.01)	(0.06)	(0.10)
	Net gains (losses) - realized and unrealized	3.69	2.83	0.51	3.87	3.70
	Subtotal: income from investment operations	3.69	2.82	0.50	3.81	3.60
Minus:	Distributions to shareholders
	Income dividends	0.08	—	—	—	—
	Capital gain distributions	—	1.04	0.58	0.07	0.01
	Subtotal: distributions to shareholders	0.08	1.04	0.58	0.07	0.01
Equals:	Share price (NAV) at end of year	18.00	19.78	19.70	23.44	27.03

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.21	1.11	1.10	1.08	1.05
Gross expenses(1)		—	—	—	—	1.05
Expenses(2)		1.21	1.11	1.10	1.08	1.05
Net investment loss - actual		(0.02)	(0.07)	(0.05)	(0.31)	(0.38)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.79	16.52	2.54	19.40	15.37 (3)
Net assets at end of year (in millions of dollars)		749.0	978.3	1,063.2	1,273.2	1,324.0
Portfolio turnover rate (%)		38	19	19	17	23

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.


Neuberger Berman Guardian Fund	Ticker Symbol: NGUAX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	35.14	0.95	7.08
Return After Taxes on Distributions	35.08	-1.04	4.91
Return After Taxes on Distributions and Sale of Fund Shares	22.91	0.20	5.39
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:


The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

[ICON]

INVESTOR EXPENSES


The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.16
Equals:	Total annual operating expenses	0.91

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$93	$290	$504	$1,120

[ICON]

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.75% of average net assets.


[ICON]

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	22.72	20.22	14.30	11.53	12.92
Plus:	Income from investment operations
	Net investment income	0.14	0.13	0.12	0.05	0.05
	Net gains (losses) - realized and unrealized	2.99	(2.82)	(2.77)	1.40	1.53
	Subtotal: income from investment operations	3.13	(2.69)	(2.65)	1.45	1.58
Minus:	Distributions to shareholders
	Income dividends	0.15	0.13	0.12	0.05	0.04
	Capital gain distributions	5.48	3.10	—	—	—
	Tax return of capital	—	—	—	0.01	—
	Subtotal: distributions to shareholders	5.63	3.23	0.12	0.06	0.04

Equals:	Share price (NAV) at end of year	20.22	14.30	11.53	12.92	14.46

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.84	0.88	0.92	0.90
Gross expenses(1)		—	—	—	—	0.90
Expenses(2)		0.84	0.84	0.88	0.92	0.91
Net investment income - actual		0.64	0.83	0.84	0.44	0.35

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		16.84	(13.36)	(18.64)	12.70	12.24	(3)
Net assets at end of year (in millions of dollars)		2,713.2	1,999.5	1,337.1	1,297.6	1,300.6
Portfolio turnover rate (%)		83	88	85	113	25

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.


Neuberger Berman International Fund	Ticker Symbol: NBISX

[ICON]

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Foreign Stocks

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

[ICON]  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

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Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes, and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

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Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (6/15/1994)
International Fund
Return Before Taxes	43.30	5.08	7.14
Return After Taxes on Distributions	43.21	4.01	6.52
Return After Taxes on Distributions and Sale of Fund Shares	28.62	4.14	6.14
EAFE Index	39.17	0.26	4.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include cost of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.11
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.46
Equals:	Total annual operating expenses	1.57
Minus:	Expense reimbursement	0.17
Equals:	Net expenses	1.40

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2008, so that the total annual operating expenses of the fund are limited to 1.40% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$143	$443	$804	$1,822

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[ICON]

MANAGEMENT

Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.11% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003		2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	16.76	20.82	11.81	10.60		11.58
Plus:	Income from investment operations
	Net investment income (loss)	(0.07)	0.05	0.03	0.10		0.10
	Net gains (losses) - realized and unrealized	4.35	(4.84)	(1.21)	0.88		3.89
	Subtotal: income from investment operations	4.28	(4.79)	(1.18)	0.98		3.99
	Redemption fees	—	0.10	0.03	0.03		0.01
Minus:	Distributions to shareholders
	Income dividends	0.01	—	0.02	0.03		0.16
	Capital gain distributions	0.21	4.32	0.04	—		—
	Subtotal: distributions to shareholders	0.22	4.32	0.06	0.03		0.16
Equals:	Share price (NAV) at end of year	20.82	11.81	10.60	11.58		15.42

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.43	1.56	1.69	1.70		1.57
Gross expenses(1)		—	—	—	1.74		1.57
Expenses(2)		1.43	1.56	1.69	1.70		1.57
Net investment income (loss) - actual		(0.33)	0.33	0.31	1.00		0.68

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.43	(25.71)	(9.76)	9.58	(3)	34.73	(3)
Net assets at end of year (in millions of dollars)		193.7	98.2	77.1	82.0		162.1
Portfolio turnover rate (%)		80	61	63	90		72

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman Manhattan Fund	Ticker Symbol: NMANX

[ICON]

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies,

which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	30.57	-3.35	5.81
Return After Taxes on Distributions	30.57	-5.19	3.20
Return After Taxes on Distributions and Sale of Fund Shares	19.87	-2.75	4.38
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index*	28.67	-0.57	11.06

*                 The fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

[ICON]

INVESTOR EXPENSES

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The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.80
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.29
Equals:	Total annual operating expenses	1.09

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$111	$347	$601	$1,329

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[ICON]

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.80% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	12.07	21.01	6.63	4.70	5.58
Plus:	Income from investment operations
	Net investment loss	(0.08)	(0.05)	(0.04)	(0.04)	(0.04)
	Net gains (losses) - realized and unrealized	10.22	(8.97)	(1.84)	0.92	0.32
	Subtotal:income from investment operations	10.14	(9.02)	(1.88)	0.88	0.28
Minus:	Distributions to shareholders
	Capital gain distributions	1.20	5.36	0.05	—	—
	Subtotal: distributions to shareholders	1.20	5.36	0.05	—	—
Equals:	Share price (NAV) at end of year	21.01	6.63	4.70	5.58	5.86

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.92	0.95	1.05	1.12	1.06
Gross expenses(1)		0.92	0.95	1.05	1.12	1.09
Expenses(2)		—	—	—	—	1.06
Net investment loss - actual		(0.52)	(0.52)	(0.69)	(0.78)	(0.63)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		87.89	(51.10)	(28.57)	18.72	5.02 (3)
Net assets at end of year (in millions of dollars)		1,178.6	517.8	300.5	324.6	306.2
Portfolio turnover rate (%)		105	102	98	145	102

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense offset arrangements.

(2)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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Neuberger Berman Millennium Fund	Ticker Symbol: NBMIX

[ICON]

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other smallcap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (10/20/1998)
Millennium Fund
Return Before Taxes	33.26	0.80	9.19
Return After Taxes on Distributions	33.26	-1.37	6.92
Return After Taxes on Distributions and Sale of Fund Shares	21.62	-0.24	7.00
Russell 2000 Growth Index	48.54	0.86	5.68
Russell 2000 Inde	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.11
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.70
Equals:	Total annual operating expenses	1.81
Minus:	Expense reimbursement	0.06
Equals:	Net expenses	1.75

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2008, so that the total annual operating expenses of the fund are limited to 1.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$178	$551	$962	$2,111

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[ICON]

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.11% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	19.49	36.02	14.35	9.36	10.88
Plus:	Income from investment operations
	Net investment loss	(0.24)	(0.21)	(0.14)	(0.10)	(0.14)
	Net gains (losses) - realized and unrealized	18.61	(16.36)	(4.85)	1.62	(0.03)
	Subtotal: income from investment operations	18.37	(16.57)	(4.99)	1.52	(0.17)
Minus:	Distributions to shareholders
	Capital gain distributions	1.84	5.09	—	—	—
	Tax return of capital	—	0.01	—	—	—
	Subtotal: distributions to shareholders	1.84	5.10	—	—	—
Equals:	Share price (NAV) at end of year	36.02	14.35	9.36	10.88	10.71

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.38	1.47	1.62	1.75	1.71
Gross expenses(1)		1.33	—	—	1.83	1.77
Expenses(2)		1.38	1.47	1.62	1.75	1.75
Net investment loss - actual		(0.94)	(1.08)	(1.05)	(1.09)	(1.20)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		96.88 (3)	(48.32)	(34.77)	16.24 (3)	(1.56	)(3)
Net assets at end of year (in millions of dollars)		315.5	118.0	63.1	59.1	43.3
Portfolio turnover rate (%)		176	158	126	241	146

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman Partners Fund	Ticker Symbol: NPRTX

[ICON]

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•                  strong fundamentals, such as a company’s financial, operational, and competitive positions

•                  relatively high operating profit margins and returns

•                  a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.87	1.44	9.49
Return After Taxes on Distributions	35.87	0.28	6.97
Return After Taxes on Distributions and Sale of Fund Shares	23.33	0.79	7.02
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	0.88

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$90	$281	$488	$1,084

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[ICON]

MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.75% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	26.42	25.03	20.54	16.67	19.22
Plus:	Income from investment operations
	Net investment income	0.19	0.08	0.03	0.01	0.16
	Net gains (losses) - realized and unrealized	1.81	(2.47)	(3.44)	2.57	2.04
	Subtotal: income from investment operations	2.00	(2.39)	(3.41)	2.58	2.20
Minus:	Distributions to shareholders
	Income dividends	0.29	0.17	0.08	0.03	0.01
	Capital gain distributions	3.10	1.93	0.38	—	—
	Subtotal: distributions to shareholders	3.39	2.10	0.46	0.03	0.01
Equals:	Share price (NAV) at end of year	25.03	20.54	16.67	19.22	21.41

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.84	0.87	0.90	0.87
Gross expenses(1)		—	—	—	—	0.87
Expenses(2)		0.84	0.84	0.87	0.90	0.88
Net investment income - actual		0.60	0.35	0.16	0.08	0.76

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		8.51	(9.68)	(16.98)	15.51	11.43	(3)
Net assets at end of year (in millions of dollars)		2,191.8	1,689.4	1,209.6	1,247.2	1,280.8
Portfolio turnover rate (%)		95	73	53	65	67

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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Neuberger Berman Real Estate Fund	Ticker Symbol: NBRFX

[ICON]

GOAL & STRATEGY

The fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the manager to be of comparable quality.

The manager makes investment decisions through a fundamental analysis of each company. The manager reviews each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the manager finds an opportunity he believes is more compelling, or if the manager’s outlook on the company or the market changes. Active trading may cause the fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

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The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the fund invests; later percentage changes caused by a change in market values or company circumstances will not require the fund to dispose of a holding.

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[ICON]  Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger-cap company stocks.

[ICON]  Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The fund may at times be more concentrated in particular sub-sectors of the real estate business — e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

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In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for taxfree pass through of income under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the fund defaults on payment of its debt obligations.

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The fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (5/1/2002)
Real Estate Fund
Return Before Taxes	39.96	21.95
Return After Taxes on Distributions	36.92	19.58
Return After Taxes on Distributions and Sale of Fund Shares	26.08	17.35
NAREIT Equity REIT Index	37.13	17.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The NAREIT Equity REIT Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based index of the equity REIT market. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.97
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

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[ICON]

MANAGEMENT

Steven R. Brown is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund’s assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, theNeuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2002(1)		2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		9.81	11.49
Plus:	Income from investment operations
	Net investment income	0.12		0.31	0.26
	Net gains (losses) - realized and unrealized	(0.24)		1.75	3.17
	Subtotal: income from investment operations	(0.12)		2.06	3.43
	Redemption fees	0.00		0.00	0.01
Minus:	Distributions to shareholders
	Income dividends	0.07		0.38	0.28
	Capital gain distributions	—		—	0.52
	Subtotal: distributions to shareholders	0.07		0.38	0.80
Equals:	Share price (NAV) at end of year	9.81		11.49	14.13

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	(2)	1.50	1.47
Gross expenses(3)		4.81	(2)	2.19	1.93
Expenses(4)		1.50	(2)	1.50	1.50
Net investment income - actual		3.53	(2)	3.10	2.05

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(1.23	)(6)	21.70	31.03
Net assets at end of year (in millions of dollars)		12.2		31.2	40.1
Portfolio turnover rate (%)		44		85	148

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 5/1/2002 (beginning of operations) to 8/31/2002.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.

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Neuberger Berman Regency Fund	Ticker Symbol: NBRVX

[ICON]

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

•                  above-average returns on invested capital

•                  strong management teams

•                  solid balance sheets.

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This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

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The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (6/1/1999)
Regency Fund
Return Before Taxes	35.88	12.03
Return After Taxes on Distributions	35.88	10.54
Return After Taxes on Distributions and Sale of Fund Shares	23.32	9.57
Russell Midcap Index	40.06	6.42
Russell Midcap Value Index	38.07	8.05

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. midcap value stocks.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the U.S. mid-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.62
Equals:	Total annual operating expenses	1.43

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$146	$452	$782	$1,713

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[ICON]

MANAGEMENT

Andrew B. Wellington is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been the manager of the fund since May 2003 and before that was a co-manager since 2002 and an associate manager of the fund since 2001. From 1996 to 2001, he was a portfolio manager at another firm.

David M. DiDomenico is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	9.82	13.02	12.92	10.58	12.14
Plus:	Income from investment operations
	Net investment income (loss)	—	—	(0.01)	(0.03)	(0.03)
	Net gains/(losses) - realized and unrealized	3.38	0.60	(0.88)	1.59	2.33
	Subtotal: income from investment operations	3.38	0.60	(0.89)	1.56	2.30
Minus:	Distributions to shareholders
	Income dividends	0.02	—	0.01	—	—
	Capital gain distributions	0.16	0.70	1.44	—	—
	Subtotal: distributions to shareholders	0.18	0.70	1.45	—	—
Equals:	Share price (NAV) at end of year	13.02	12.92	10.58	12.14	14.44

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	1.50	1.50	1.50	1.49
Gross expenses(1)		2.22	1.61	1.46	1.57	1.42
Expenses(2)		1.51	1.50	1.50	1.50	1.50
Net investment income (loss) - actual		—	(0.02)	(0.07)	(0.30)	(0.22)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		34.95	4.81	(7.42)	14.74	18.95
Net assets at end of year (in millions of dollars)		10.9	16.0	16.7	20.1	33.5
Portfolio turnover rate (%)		200	256	119	73	62

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman Socially Responsive Fund	Ticker Symbol: NBSRX

[ICON]

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

•                  environmental concerns

•                  diversity in the work force

•                  progressive employment and workplace practices, and community relations.

The managers typically also look at a company’s record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

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The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days’ notice.

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[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

[ICON]

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

•                  undervalued stocks that don’t meet the social criteria could outperform those that do

•                  economic or political changes could make certain companies less attractive for investment

•                  the social policy could cause the fund to sell or avoid stocks that subsequently perform well.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund’s social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

[ICON]

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (3/16/1994)
Socially Responsive Fund
Return Before Taxes	34.48	3.62	10.73
Return After Taxes on Distributions	33.21	2.76	9.86
Return After Taxes on Distributions and Sale of Fund Shares	23.25	2.77	9.15
S&P 500 Index	28.67	-0.57	11.18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

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[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

[ICON]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.26
Equals:	Total annual operating expenses	1.07

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$109	$340	$590	$1,306

[ICON]

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC.  He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

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Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-manager of the fund since December 2003 and before that was an associate manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

[ICON]

FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	21.33	21.01	18.96	15.39	18.55
Plus:	Income from investment operations
	Net investment income	—	0.02	0.04	0.02	0.04
	Net gains (losses) - realized and unrealized	0.57	(2.07)	(1.83)	3.17	1.81
	Subtotal: income from investment operations	0.57	(2.05)	(1.79)	3.19	1.85
Minus:	Distributions to shareholders
	Income dividends	0.02	—	0.06	0.03	0.05
	Capital gain distributions	0.87	—	1.67	—	0.87
	Tax return of capital	—	—	0.05	—	—
	Subtotal: distributions to shareholders	0.89	—	1.78	0.03	0.92
Equals:	Share price (NAV) at end of year	21.01	18.96	15.39	18.55	19.48

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual		1.12	1.13	1.17	1.07	1.06
Expenses(1)		1.12	1.13	1.17	1.08	1.07
Net investment income - actual		0.01	0.08	0.21	0.14	0.19

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		2.96	(9.76)	(10.62)	20.79	10.06
Net assets at end of year (in millions of dollars)		107.6	87.8	71.2	132.8	215.6
Portfolio turnover rate (%)		76	83	60	62	35

For dates prior to 12/16/2000, the figures above are from the Trust class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense offset arrangements.

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Neuberger Berman
Your Investment

[ICON] SHARE PRICES

Because the shares of these funds do not have sales charges, the price you pay for each share of a fund is the fund’s net asset value per share. Unless a redemption fee is applied, the funds pay you the full share price when you sell shares.

Of the funds in this prospectus, only International and Real Estate Funds impose a redemption fee on sales or exchanges of fund shares held 180 days or less. If you own shares of these funds, see “Redemption Fee” for more information on when a redemption fee would be charged to your account.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

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The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ICON]  Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

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When a fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

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Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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[ICON] PRIVILEGES AND SERVICES

If you purchase Investor Class shares (or, in the case of Real Estate Fund, Trust Class shares) directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access — At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone® — Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

[ICON]  Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

DISTRIBUTIONS AND TAXES

Distributions — Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Real Estate Fund, which typically distributes any net investment income quarterly.

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Unless you designate otherwise, your income and capital gain distributions from a fund will be reinvested in additional shares of that fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested or paid in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

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Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

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Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

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How share transactions are taxed — When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

[ICON]  Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

[ICON]  Backup Withholding

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A fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s  distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

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In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

[ICON]  Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

[ICON] MAINTAINING YOUR ACCOUNT

When you buy shares — Instructions for buying shares from Neuberger Berman Management Inc. are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares you will receive the next share price calculated after your order has been accepted.

Purchase orders are deemed “accepted” when Neuberger Berman Management Inc., the funds’ principal underwriter, has received payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the funds, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

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When you sell shares — If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time.

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If you exchange shares of International or Real Estate Funds within 180 days or less of purchase, you may be charged a redemption fee. See the “Redemption Fee” section for more information.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see “Signature Guarantees”). These cases include:

•                  when selling more than $50,000 worth of shares

•                  when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

•                  when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a fund’s shareholders as a whole.

Uncashed checks — We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares — You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

•                  both accounts must have the same registration

•                  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

•                  because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you exchange shares of International or Real Estate Funds within 180 days or less of purchase, you may be charged a redemption fee. See the “Redemption Fee” section for more information.

Placing orders by telephone — Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don’t want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDfone® or visit our website at www.nb.com.

Proceeds from the sale of shares — The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                  in unusual circumstances where the law allows additional time if needed

•                  if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

Other policies — Under certain circumstances, the funds reserve the right to:

•                  suspend the offering of shares

•                  reject any exchange or purchase order

•                  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                  change, suspend, or revoke the exchange privilege

•                  suspend the telephone order privilege

•                  satisfy an order to sell fund shares with securities rather than cash, for very large orders

•                  suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

•                  change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

[ICON]  Signature Guarantees

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

[ICON]  Investment Providers

The Investor and Trust Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management Inc. However, if you use an investment provider, most of the information you’ll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See “When You Exchange Shares” for more information.

[ICON]  Distribution and Shareholder Servicing Fees

Real Estate Fund has adopted a plan under which the fund’s Trust Class pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

[ICON]  Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

BUYING SHARES

Method	Things to know	Instructions

Sending us a check

Your first investment must be at least $1000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
66 Brooks Drive
Braintree, MA 02184-3839

Wiring money	All wires must be for at least $1,000

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

Exchanging from another fund	All exchanges must be for at least $1,000 Both accounts involved must be registered in the same name, address and tax ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or through our website at www.nb.com
By telephone

We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased when your order is accepted

Not available on retirement accounts

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone®, call 800-335-9366 or you can use our website at www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

SELLING SHARES

Method	Things to know	Instructions

Sending us a letter

Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without fee

You may need a signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
66 Brooks Drive
Braintree, MA 02184-3839

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 1/2 or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and tax ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com
Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions
Redemption Fee	International and Real Estate Funds charge a 2.00% and 1.00% redemption fee, respectively, on shares redeemed or exchanged for shares of another fund within 180 days or less of purchase	See section entitled “Redemption Fee” or call 800-877-9700 for more information

[ICON]  Retirement Plans

We offer investors a number of tax-advantaged plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they’re not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly the Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

[ICON]  Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that’s most relevant to you.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverESM. If you want further information, please call 800-877-9700.

[ICON] REDEMPTION FEE

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If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 180 days or less of purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Beginning March 31, 2005, these redemption fees will be applied for sales or exchanges made within 90 days of the purchase.

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The funds use a “first-in, first-out” method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

•                  shares acquired by reinvestment of dividends or other distributions of the funds;

•                  shares held in an account of certain qualified retirement plans; or

•                  shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

[ICON] MARKET TIMING POLICY

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Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market- timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

To further discourage market- timing, if a shareholder sells shares of Neuberger Berman International Fund or Neuberger Berman Real Estate Fund or exchanges them for shares of another fund within 180 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman International Fund) or 1.00% (in the case of Neuberger Berman Real Estate Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions by the funds; shares held in an account of certain qualified retirement plans; or shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

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[ICON] PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Fasciano, Genesis, and Millennium Funds) will be available at http://www.nb.com/ind/mutual_funds/ prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for fasciano, Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

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[ICON] FUND STRUCTURE

Each fund uses a “multiple class” structure. The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates to Trust Class shares of Real Estate Fund and Investor Class shares of the other funds.

APPENDIX

Neuberger Berman Focus Fund — Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector—for example, video and electronic games—may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Neuberger Berman Equity Funds

Investor and Trust Class Shares

No load or sales charges

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports — The shareholder reports offer information about each fund’s recent performance, including:

•                  a discussion by the portfolio manager(s) about strategies and market conditions

•                  fund performance data and financial statements

•                  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on these funds, including:

•                  various types of securities and practices, and their risks

•                  investment limitations and additional policies

•                  information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

[ICON]  Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

800-877-9700

212-476-8800

Web site: www.nb.com

Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

 A0088 12/04 SEC file number: 811-582

PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

TRUST CLASS SHARES

Focus Fund

Genesis Fund

Guardian Fund

International Fund

Manhattan Fund

Millennium Fund

Partners Fund

Real Estate Fund

Regency Fund

Socially Responsive Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Focus Fund
Genesis Fund
Guardian Fund
International Fund
Manhattan Fund
Millennium Fund
Partners Fund
Real Estate Fund
Regency Fund
Socially Responsive Fund
YOUR INVESTMENT
Maintaining Your Account
Share Prices
Distributions and Taxes
Redemption Fee
Market Timing Policy
Portfolio Holdings Policy
Fund Structure

THESE FUNDS:

•                  are designed for investors with long-term goals in mind, and for the Real Estate Fund, also for current income

•                  offer you the opportunity to participate in financial markets through professionally managed portfolios

•                  also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                  carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                  normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Focus Fund	Ticker Symbol: NBFCX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                  autos and housing

•                  consumer goods and services

•                  defense and aerospace

•                  energy

•                  financial services

•                  health care

•                  heavy industry

•                  machinery and equipment

•                  media and entertainment

•                  retailing

•                  technology

•                  transportation

•                  utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ARROW ICON]
Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events.

[ARROW ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

1

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

2

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.58	6.56	11.91
Return After Taxes on Distributions	64.57	5.77	11.36
Return After Taxes on Distributions and Sale of Fund Shares	41.98	5.41	10.48
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

*                 Through 12/15/2000, Focus Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the period from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Focus Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.


[ARROW ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

3

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.88
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.03

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$105	$328	$569	$1,259


[ICON]
MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.88% of average net assets.


4

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	23.62	35.33	26.66	16.98	23.75
Plus:	Income from investment operations
	Net investment income (loss)	(0.05)	(0.08)	(0.04)	0.01	0.01
	Net gains (losses) - realized and unrealized	13.40	(7.17)	(7.86)	6.76	(0.24)
	Subtotal: income from investment operations	13.35	(7.25)	(7.90)	6.77	(0.23)
Minus:	Distributions to shareholders
	Income dividends	—	—	—	—	0.01
	Capital gain distributions	1.64	1.42	1.78	—	—
	Subtotal: distributions to shareholders	1.64	1.42	1.78	—	0.01
Equals:	Share price (NAV) at end of year	35.33	26.66	16.98	23.75	23.51

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.05	1.03	1.04	1.06	1.02
Gross expenses(1)		1.06	—	—	—	1.02
Expenses(2)		1.05	1.03	1.04	1.06	1.03
Net investment income (loss) - actual		(0.22)	(0.28)	(0.15)	0.04	0.04

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		59.02 (3)	(20.58)	(31.74)	39.87	(0.98) (3)
Net assets at end of year (in millions of dollars)		372.4	398.2	249.3	333.0	267.3
Portfolio turnover rate (%)		55	38	25	24	27

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


5

Neuberger Berman
Genesis Fund	Ticker Symbol: NBGEX

This fund is closed to new investors.

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                  above-average returns

•                  an established market niche

•                  circumstances that would make it difficult for new competitors to enter the market

•                  the ability to finance their own growth

•                  sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

6

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

7

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.65	14.55	14.93
Return After Taxes on Distributions	31.64	13.99	14.45
Return After Taxes on Distributions and Sale of Fund Shares	20.58	12.44	13.21
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 Through 12/15/2000, Genesis Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Genesis Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.


[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


8

[ICON]
INVESTOR EXPENSES


The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.07
Plus:	Distribution (12b-1 fees)	None
	Other expenses	0.04
Equals:	Total annual operating expenses	1.11

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$113	$353	$612	$1,352


[ICON]
MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.07% of average net assets.


9

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	20.26	25.34	28.33	28.19	33.54
Plus:	Income from investment operations
	Net investment loss	—	(0.03)	(0.02)	(0.10)	(0.16)
	Net gains (losses) - realized and unrealized	5.19	4.06	0.72	5.55	5.30
	Subtotal: income from investment operations	5.19	4.03	0.70	5.45	5.14
Minus:	Distributions to shareholders
	Income dividends	0.11	—	—	—	—
	Capital gain distributions	—	1.04	0.84	0.10	0.02
	Subtotal: distributions to shareholders	0.11	1.04	0.84	0.10	0.02
Equals:	Share price (NAV) at end of year	25.34	28.33	28.19	33.54	38.66

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.21	1.15	1.13	1.12	1.10
Gross expenses(1)		—	—	—	—	1.10
Expenses(2)		1.21	1.15	1.13	1.12	1.10
Net investment loss - actual		(0.02)	(0.11)	(0.07)	(0.35)	(0.42)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.76	16.50	2.49	19.40	15.32 (3)
Net assets at end of year (in millions of dollars)		770.9	1,520.1	2,237.3	2,931.7	4,086.3
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.


10

Neuberger Berman
Guardian Fund	Ticker Symbol: NBGTX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

11

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

12

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	35.01	0.83	7.09
Return After Taxes on Distributions	34.97	-0.78	5.64
Return After Taxes on Distributions and Sale of Fund Shares	22.80	0.23	5.70
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.


*                 Through 12/15/2000, Guardian Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Guardian Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

13

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.04

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$106	$331	$574	$1,271


[ICON]
MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.


14

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	16.36	15.44	11.27	9.10	10.18
Plus:	Income from investment operations
	Net investment income	0.09	0.09	0.08	0.03	0.02
	Net gains (losses) - realized and unrealized	2.23	(2.16)	(2.18)	1.10	1.21
	Subtotal: income from investment operations	2.32	(2.07)	(2.10)	1.13	1.23
Minus:	Distributions to shareholders
	Income dividends	0.10	0.09	0.07	0.04	0.02
	Capital gain distributions	3.14	2.01	—	—	—
	Tax return of capital	—	—	—	0.01	—
	Subtotal: distributions to shareholders	3.24	2.10	0.07	0.05	0.02
Equals:	Share price (NAV) at end of year	15.44	11.27	9.10	10.18	11.39

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.91	0.98	1.02	1.05	1.04
Gross expenses(1)		—	—	—	—	1.04
Expenses(2)		0.91	0.98	1.02	1.05	1.04
Net investment income - actual		0.58	0.69	0.71	0.33	0.21

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		16.72	(13.47)	(18.72)	12.59	12.09	(3)
Net assets at end of year (in millions of dollars)		1,093.6	555.4	335.3	288.5	282.7
Portfolio turnover rate (%)		83	88	85	113	25

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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15

Neuberger Berman
International Fund	Ticker Symbol: NBITX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Foreign Stocks

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

[ICON]
Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

16

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.


Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes, and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks —sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.


Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

17

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (6/15/1994)
International Fund
Return Before Taxes	43.48	5.84	7.58
Return After Taxes on Distributions	43.47	4.90	7.03
Return After Taxes on Distributions and Sale of Fund Shares	28.60	4.80	6.46
EAFE Index	39.17	0.26	4.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

*                 Through 12/15/2000, International Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 6/1998 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as International Fund Trust Class. Performance from the beginning of the measurement period above to 6/1998 is that of International Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.


[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include cost of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

18

[INCON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

	Shareholder Fees
(% of amount redeemed or exchanged)
These are deducted directly from your investment.
	Redemption Fee
	Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
	Annual operating expenses
	(% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.68
Equals:	Total annual operating expenses	1.93
Minus:	Expense reimbursement	0.43
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2007, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. NBMI has further contractually agreed to reimburse certain fund expenses through 8/31/2015 so that the total annual operating expenses of the fund during the period from 9/1/2007 to 8/31/2015 are limited to 2.00% of average net assets. These arrangements do not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed the expense cap in place when NBMI reimbursed the fund. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$915	$2,142

[ICON]
MANAGEMENT

Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.


19

[ICON]
FINANCIAL HIGHLIGHTS


Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to inves- tors, and how its share price changed.

	Share price (NAV) at beginning of year	16.92	21.24	12.56	11.36	12.60
Plus:	Income from investment operations
	Net investment income (loss)	(0.08)	—	(0.01)	0.09	0.03
	Net gains (losses) - realized and unrealized	4.61	(4.95)	(1.26)	1.04	4.27
	Subtotal: income from investment operations	4.53	(4.95)	(1.27)	1.13	4.30
	Redemption fees	—	0.13	0.11	0.11	0.01
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.11
	Capital gain distributions	0.20	3.86	0.04	—	-
	Subtotal: distributions to shareholders	0.21	3.86	0.04	—	0.11
Equals:	Share price (NAV) at end of year	21.24	12.56	11.36	12.60	16.80

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.53	1.86	1.99	2.00	1.93
Gross expenses(1)		4.21	5.16	3.22	3.07	1.93
Expenses(2)		1.53	1.86	1.99	2.00	1.93
Net investment income (loss) - actual		(0.43)	—	(0.09)	0.81	0.17

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return(%)(3)		26.72	(25.43)	(9.25)	10.92	34.31
Net assets at end of year (in millions of dollars)		4.0	1.8	0.9	2.2	16.7
Portfolio turnover rate (%)		80	61	63	90	72

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


20

Neuberger Berman
Manhattan Fund	Ticker Symbol: NBMTX

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so

Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

21

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

22

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	30.55	-3.50	5.69
Return After Taxes on Distributions	30.55	-4.60	4.24
Return After Taxes on Distributions and Sale of Fund Shares	19.86	-2.84	4.69
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index**	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

*      Through 12/15/2000, Manhattan Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Manhattan Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Manhattan Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.


**   The fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the fund’s performance.


[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

23

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.94
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.27
Equals:	Total annual operating expenses	1.21

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$123	$384	$665	$1,466

[ICON]
MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.94% of average net assets.


24

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	15.02	26.01	10.23	7.26	8.62
Plus:	Income from investment operations
	Net investment loss	(0.11)	(0.11)	(0.07)	(0.06)	(0.07)
	Net gains (losses) - realized and unrealized	12.64	(12.03)	(2.83)	1.42	0.49
	Subtotal: income from investment operations	12.53	(12.14)	(2.90)	1.36	0.42
Minus:	Distributions to shareholders
	Capital gain distributions	1.54	3.64	0.07	—	—
	Subtotal: distributions to shareholders	1.54	3.64	0.07	—	—
Equals:	Share price (NAV) at end of year	26.01	10.23	7.26	8.62	9.04

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.02	1.07	1.11	1.19	1.19
Gross expenses(1)		1.08	—	—	—	1.19
Expenses(2)		1.02	1.07	1.11	1.19	1.21
Net investment loss - actual		(0.62)	(0.66)	(0.75)	(0.85)	(0.77)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		87.95 (3)	(51.16)	(28.54)	18.73	4.87 (3)
Net assets at end of year (in millions of dollars)		138.6	32.0	18.2	16.7	9.5
Portfolio turnover rate (%)		105	102	98	145	102

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years.The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


25

Neuberger Berman
Millennium Fund	Ticker Symbol: NBMOX

[ICON]

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other smallcap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

26

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

27

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (10/20/1998)
Millennium Fund
Return Before Taxes	33.26	0.74	9.10
Return After Taxes on Distributions	33.26	-0.29	8.02
Return After Taxes on Distributions and Sale of Fund Shares	21.62	0.23	7.49
Russell 2000 Growth Index	48.54	0.86	5.68
Russell 2000 Index	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 Through 12/15/2000, Millennium Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 11/1998 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Millennium Fund Trust Class. Performance from the beginning of the measurement period above to 11/1998 is that of Millennium Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

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[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

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[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.87
Equals:	Total annual operating expenses	2.22
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.75

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$178	$551	$949	$2,062

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[ICON]
MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

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29

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	18.20	34.10	15.82	10.30	11.98
Plus:	Income from investment operations
	Net investment loss	(0.27)	(0.28)	(0.17)	(0.11)	(0.15)
	Net gains (losses) - realized and unrealized	17.45	(15.89)	(5.35)	1.79	(0.05)
	Subtotal: income from investment operations	17.18	(16.17)	(5.52)	1.68	(0.20)
Minus:	Distributions to shareholders
	Capital gain distributions	1.28	2.11	—	—	—
	Subtotal: distributions to shareholders	1.28	2.11	—	—	—
Equals:	Share price (NAV) at end of year	34.10	15.82	10.30	11.98	11.78

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.75	1.75	1.75	1.75	1.70
Gross expenses(1)		2.12	2.11	1.92	2.26	2.17
Expenses(2)		1.75	1.75	1.75	1.75	1.75
Net investment loss - actual		(1.31)	(1.35)	(1.18)	(1.10)	(1.20)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		96.66	(48.45)	(34.89)	16.31	(1.67)
Net assets at end of year (in millions of dollars)		19.5	7.9	4.3	4.6	2.7
Portfolio turnover rate (%)		176	158	126	241	146

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman
Partners Fund	Ticker Symbol: NBPTX

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•      strong fundamentals, such as a company’s financial, operational, and competitive positions

•      relatively high operating profit margins and returns

•      a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

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[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

32

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.66	1.30	9.48
Return After Taxes on Distributions	35.66	0.50	8.20
Return After Taxes on Distributions and Sale of Fund Shares	23.18	0.79	7.73
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

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*                 Through 12/15/2000, Partners Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Partners Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

33

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

 Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.04

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$106	$331	$574	$1,271

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[ICON]
MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

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34

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	18.71	18.74	15.81	12.84	14.81
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.03	(0.00)	(0.01)	0.10
	Net gains (losses) - realized and unrealized	1.34	(1.85)	(2.65)	1.98	1.57
	Subtotal: income from investment operations	1.47	(1.82)	(2.65)	1.97	1.67
Minus:	Distributions to shareholders
	Income dividends	0.19	0.11	0.03	—	—
	Capital gain distributions	1.25	1.00	0.29	—	—
	Subtotal: distributions to shareholders	1.44	1.11	0.32	—	—
Equals:	Share price (NAV) at end of year	18.74	15.81	12.84	14.81	16.48

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss)- as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.92	1.00	1.03	1.05	1.02
Gross expenses(1)		—	—	—	—	1.03
Expenses(2)		0.92	1.00	1.03	1.05	1.04
Net investment income (loss) - actual		0.53	0.19	(0.00)	(0.07)	0.60

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		8.41	(9.81)	(17.10)	15.34	11.28	(3)
Net assets at end of year (in millions of dollars)		622.6	463.0	314.7	301.1	283.8
Portfolio turnover rate (%)		95	73	53	65	67

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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35

Neuberger Berman
Real Estate Fund	Ticker Symbol: NBRFX

[ICON]
GOAL & STRATEGY

The fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the manager to be of comparable quality.

The manager makes investment decisions through a fundamental analysis of each company. The manager reviews each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the manager finds an opportunity he believes is more compelling, or if the manager’s outlook on the company or the market changes. Active trading may cause the fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

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The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the fund invests; later percentage changes caused by a change in market values or company circumstances will not require the fund to dispose of a holding.

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[ICON]
Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger-cap company stocks.

[ICON]
Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

36

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

37

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The fund may at times be more concentrated in particular sub-sectors of the real estate business — e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

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In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for taxfree pass through of income under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the fund defaults on payment of its debt obligations.

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The fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

38

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

39

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (5/1/2002)
Real Estate Fund
Return Before Taxes	39.96	21.95
Return After Taxes on Distributions	36.92	19.58
Return After Taxes on Distributions and Sale of Fund Shares	26.08	17.35
NAREIT Equity REIT Index	37.13	17.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The NAREIT Equity REIT Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.


[ARROW ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based index of the equity REIT market. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

40

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.97
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791


[ICON]
MANAGEMENT

Steven R. Brown is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund’s assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, theNeuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.


41

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		9.81	11.49
Plus:	Income from investment operations
	Net investment income	0.12		0.31	0.26
	Net gains (losses) - realized and unrealized	(0.24)		1.75	3.17
	Subtotal: income from investment operations	(0.12)		2.06	3.43
	Redemption fees	0.00		0.00	0.01
Minus:	Distributions to shareholders
	Income dividends	0.07		0.38	0.28
	Capital gain distributions	—		—	0.52
	Subtotal: distributions to shareholders	0.07		0.38	0.80
Equals:	Share price (NAV) at end of year	9.81		11.49	14.13

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	(2)	1.50	1.47
Gross expenses(3)		4.81	(2)	2.19	1.93
Expenses(4)		1.50	(2)	1.50	1.50
Net investment income - actual		3.53	(2)	3.10	2.05

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(1.23	)(6)	21.70	31.03
Net assets at end of year (in millions of dollars)		12.2		31.2	40.1
Portfolio turnover rate (%)		44		85	148

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 5/1/2002 (beginning of operations) to 8/31/2002.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.


42

Neuberger Berman
Regency Fund	Ticker Symbol: NBREX

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

•                  above-average returns on invested capital

•                  strong management teams

•                  solid balance sheets.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.


The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

43

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

44

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	Since Inception (6/1/1999)
Regency Fund
Return Before Taxes	35.91	12.03
Return After Taxes on Distributions	35.91	9.52
Return After Taxes on Distributions and Sale of Fund Shares	23.34	8.89
Russell Midcap Index	40.06	6.42
Russell Midcap Value Index	38.07	8.05

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid cap value stocks.


*                 Through 12/15/2000, Regency Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 6/1999 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Regency Fund Trust Class.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the U.S. mid-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

45

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.95
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.67
Minus:	Expense reimbursement	0.17
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791


[ICON]
MANAGEMENT

Andrew B. Wellington is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been the manager of the fund since May 2003 and before that was a co-manager since 2002 and an associate manager of the fund since 2001. From 1996 to 2001, he was a portfolio manager at another firm.

David M. DiDomenico is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.95% of average net assets.


46

[ICON]
FINANCIAL HIGHLIGHTS


Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	9.76	13.15	11.30	9.24	10.61
Plus:	Income from investment operations
	Net investment loss	—	(0.01)	(0.00)	(0.03)	(0.03)
	Net gains (losses) - realized and unrealized	3.40	0.55	(0.78)	1.40	2.03
	Subtotal: income from investment operations	3.40	0.54	(0.78)	1.37	2.00
Minus:	Distributions to shareholders
	Income dividends	0.01	—	0.01	—	—
	Capital gain distributions	—	2.39	1.27	—	—
	Subtotal: distributions to shareholders	0.01	2.39	1.28	—	—
Equals:	Share price (NAV) at end of year	13.15	11.30	9.24	10.61	12.61

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	1.50	1.50	1.50	1.49
Gross expenses(1)		1.75	1.76	1.64	1.82	1.66
Expenses(2)		1.51	1.50	1.50	1.50	1.50
Net investment loss - actual		(0.01)	(0.06)	(0.04)	(0.30)	(0.22)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		34.86	4.77	(7.45)	14.83	18.85
Net assets at end of year (in millions of dollars)		25.1	25.4	13.4	11.3	19.8
Portfolio turnover rate (%)		200	256	119	73	62

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


47

Neuberger Berman
Socially Responsive Fund	Ticker Symbol: NBSTX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation- related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

•                  environmental concerns

•                  diversity in the work force

•                  progressive employment and workplace practices, and community relations.

The managers typically also look at a company’s record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days’ notice.


[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

48

[ICON]
Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

49

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

•                  undervalued stocks that don’t meet the social criteria could outperform those that do

•                  economic or political changes could make certain companies less attractive for investment

•                  the social policy could cause the fund to sell or avoid stocks that subsequently perform well.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

50

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (3/16/1994)
Socially Responsive Fund
Return Before Taxes	34.15	3.37	10.57
Return After Taxes on Distributions	33.04	2.69	9.92
Return After Taxes on Distributions and Sale of Fund Shares	22.99	2.63	9.11
S&P 500 Index	28.67	-0.57	11.18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.


*                 Through 12/15/2000, Socially Responsive Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 3/1997 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Socially Responsive Fund Trust Class. Performance from the beginning of the measurement period above to 3/1997 is that of Socially Responsive Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


51

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.95
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.21
Equals:	Total annual operating expenses	1.26

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$128	$400	$692	$1,523

[ICON]
MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.


Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-manager of the fund since December 2003 and before that was an associate manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.95% of average net assets.


52

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001		2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.41	14.53		13.07	10.62	12.79
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	(0.03)		0.01	(0.01)	0.00
	Net gains (losses) - realized and unrealized	0.40	(1.43)		(1.28)	2.18	1.26
	Subtotal: income from investment operations	0.38	(1.46)		(1.27)	2.17	1.26
Minus:	Distributions to shareholders
	Income dividends	—	—		—	0.00	0.01
	Capital gain distributions	0.25	—		1.14	—	0.57
	Tax return of capital	0.01	—		0.04	—	—
	Subtotal: distributions to shareholders	0.26	—		1.18	0.00	0.58
Equals:	Share price (NAV) at end of year	14.53	13.07		10.62	12.79	13.47

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if cer- tain expense reimbursement and offset arrangements had not been in effect.

Net expenses - actual		1.32	1.46		1.33	1.32	1.25
Gross expenses(1)		1.76	1.59		—	—	—
Expenses(2)		1.32	1.46		1.33	1.33	1.26
Net investment income (loss) - actual		(0.19)	(0.25)		0.07	(0.12)	0.00

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		2.76 (3)	(10.05	)(3)	(10.86)	20.45	9.89
Net assets at end of year (in millions of dollars)		29.0	28.3		12.5	28.7	42.3
Portfolio turnover rate (%)		76	83		60	62	35

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.


53

Neuberger Berman

Your Investment

[ICON]
MAINTAINING YOUR ACCOUNT

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Trust Class of one Neuberger Berman fund to the Trust Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

•                  suspend the offering of shares

•                  reject any exchange or purchase order

•                  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                  change, suspend, or revoke the exchange privilege

•                  satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                  suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares—The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                  in unusual circumstances where the law allows additional time if needed

•                  if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks — When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

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Distribution and Shareholder Servicing Fees

Focus, Guardian, Millennium, Partners, Real Estate, Regency and Socially Responsive Funds have adopted a plan under which each fund’s Trust Class pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

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Your Investment Provider

The Trust Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment

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provider. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Trust Class shares of the funds do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the funds (other than International Fund and Real Estate Fund) do not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

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The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

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Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

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When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

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Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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DISTRIBUTIONS AND TAXES

Distributions — Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Real Estate Fund, which typically distributes any net investment income quarterly.

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Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in additional shares of that fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

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Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

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Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

How share transactions are taxed — When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

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[ARROW ICON}
Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

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Backup Withholding

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A fund is required to withhold 28 % of the money you are otherwise entitled to receive from its distributions and redemption proceeds i f you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

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In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

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Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

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REDEMPTION FEE

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If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 180 days or less of purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Beginning March 31, 2005, these redemption fees will be applied for sales or exchanges made within 90 days of the purchase.

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The funds use a “first-in, first-out” method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be

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considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

•                  shares acquired by reinvestment of dividends or other distributions of the funds;

•                  shares held in an account of certain qualified retirement plans; or

•                  shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

You should contact your investment provider to determine whether it imposes a redemption fee or has such a policy in place.

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MARKET TIMING POLICY

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Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

To further discourage market-timing, if a shareholder sells shares of Neuberger Berman International Fund or Neuberger Berman Real Estate Fund or exchanges them for shares of another fund within 180 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman International Fund) or 1.00% (in the case of Neuberger Berman Real Estate Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions by the funds; shares held in an account of certain qualified retirement plans; or shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

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PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Genesis, and Millennium Funds) will be available at http:// www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

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FUND STRUCTURE

Each fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the funds.

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APPENDIX

Neuberger Berman Focus Fund — Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

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(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector—for example, video and electronic games—may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

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(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

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Neuberger Berman Equity Funds

Trust Class Shares

No load or sales charges

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports — The shareholder reports offer information about each fund’s recent performance, including:

•                  a discussion by the portfolio manager(s) about strategies and market conditions

•                  fund performance data and financial statements

•                  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on these funds, including:

•                  various types of securities and practices, and their risks

•                  investment limitations and additional policies

•                  information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

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Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

800-877-9700

212-476-8800

Broker/Dealer and Institutional Services: 800-366-6264

Web site: www.nb.com

Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

 A0090 12/04 SEC file number: 811-582

PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

ADVISOR CLASS

SHARES

Fasciano Fund

Focus Fund

Genesis Fund

Guardian Fund

Manhattan Fund

Millennium Fund

Partners Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Fasciano Fund
Focus Fund
Genesis Fund
Guardian Fund
Manhattan Fund
Millennium Fund
Partners Fund
 YOUR INVESTMENT
Maintaining Your Account
Share Prices
Distributions and Taxes
Market Timing Policy
Portfolio Holdings Policy
Fund Structure

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THESE FUNDS:

•                          are designed for investors with long-term goals in mind

•                          offer you the opportunity to participate in financial markets through professionally managed portfolios

•                          also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                          carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                          are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                          normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Fasciano Fund	Ticker Symbol: NBFVX

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GOAL & STRATEGY

The fund seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

•                          strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

•                            stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the manager believes are likely to achieve the fund’s objective, the manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation.

In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

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Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

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Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The fund’s blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.

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MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

The fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

2

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Fasciano Fund
Return Before Taxes	29.07	5.79	11.49
Return After Taxes on Distributions	28.95	5.45	10.58
Return After Taxes on Distributions and Sale of Fund Shares	18.99	4.82	9.72
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.


* The year-by-year and average annual total return data for the periods prior to 3/24/2001 are those of Neuberger Berman Fasciano Fund’s predecessor, Fasciano Fund, Inc. Performance from the beginning of the measurement period above to 5/2002 is that of Fasciano Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


3

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.24
Equals:	Total annual operating expenses	1.74

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$177	$548	$944	$2,052


[ICON]
MANAGEMENT

Michael Fasciano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the fund’s assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.


4

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00		8.38	9.45
Plus:	Income from investment operations
	Net investment loss	(0.03)		(0.09)	(0.09)
	Net gains (losses) – realized and unrealized	(1.59)		1.16	1.29
	Subtotal: income from investment operations	(1.62)		1.07	1.20
Minus:	Distributions to shareholders
	Capital gain distributions	–		–	0.05
	Subtotal: distributions to shareholders	–		–	0.05
Equals:	Share price (NAV) at end of year	8.38		9.45	10.60
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.90	(2)	1.83	1.56
Gross expenses(3)		4.58	(2)	1.75	1.73
Expenses(4)		1.90	(2)	1.83	1.56
Net investment loss – actual		(1.04	)(2)	(1.03)	(0.85)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(16.20	)(6)	12.77	12.73
Net assets at end of year (in millions of dollars)		0.9		13.9	18.5
Portfolio turnover rate (%)		24		24	17

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 5/24/2002 (beginning of operations) to 8/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower/higher if Neuberger Berman Management had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

(6) Not annualized.


5

Neuberger Berman
Focus Fund	Ticker Symbol: NBFAX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                          autos and housing

•                          consumer goods and services

•                          defense and aerospace

•                          energy

•                          financial services

•                          health care

•                          heavy industry

•                          machinery and equipment

•                          media and entertainment

•                          retailing

•                          technology

•                          transportation

•                          utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic,

political and regulatory events.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings,

book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

6

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

7

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.23	6.26	12.10
Return After Taxes on Distributions	64.23	5.53	11.18
Return After Taxes on Distributions and Sale of Fund Shares	41.75	5.11	10.33
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


* Through 12/15/2000, Focus Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the period from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Focus Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

8

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.88
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.10
Equals:	Total annual operating expenses	1.23

* The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$125	$390	$676	$1,489


[ICON]
MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.88% of average net assets.


9

[ICON]
FINANCIAL HIGHLIGHTS

 Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	16.18	23.57	18.64	11.86	16.54
Plus:	Income from investment operations
	Net investment loss	(0.06)	(0.15)	(0.06)	(0.02)	(0.02)
	Net gains (losses) – realized and unrealized	8.99	(4.78)	(5.48)	4.70	(0.17)
	Subtotal: income from investment operations	8.93	(4.93)	(5.54)	4.68	(0.19)
Minus:	Distributions to shareholders
	Capital gain distributions	1.54	–	1.24	–	–
	Subtotal: distributions to shareholders	1.54	–	1.24	–	–
Equals:	Share price (NAV) at end of year	23.57	18.64	11.86	16.54	16.35
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.47	1.28	1.31	1.21
Gross expenses(1)		2.89	–	–	–	1.22
Expenses(2)		1.50	1.47	1.28	1.31	1.22
Net investment loss – actual		(0.66)	(0.71)	(0.37)	(0.19)	(0.13)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		58.68 (3)	(20.92)	(31.83)	39.46	(1.15	)(3)
Net assets at end of year (in millions of dollars)		15.2	20.7	15.8	26.9	41.7
Portfolio turnover rate (%)		55	38	25	24	27

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).


(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees..

10

Neuberger Berman
Genesis Fund	Tcker Symbol: NBGAX

This fund is closed to new investors.

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                          above-average returns

•                          an established market niche

•                          circumstances that would make it difficult for new competitors to enter the market

•                          the ability to finance their own growth

•                          sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

11

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

12

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.34	14.28	14.74
Return After Taxes on Distributions	31.33	13.45	13.95
Return After Taxes on Distributions and Sale of Fund Shares	20.38	12.04	12.80
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.


* Through 12/15/2000, Genesis Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 4/1997 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Advisor Class. Performance from the beginning of the measurement period above to 4/1997 is that of Genesis Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


13

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.07
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.04
Equals:	Total annual operating expenses	1.36

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$138	$431	$745	$1,635

* The figures in the table are based on last year’s expenses.


[ICON]
MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.07% of average net assets.


14

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.64	15.84	16.72	16.60	19.71
Plus:	Income from investment operations
	Net investment loss	(0.04)	(0.07)	(0.06)	(0.10)	(0.15)
	Net gains (losses) – realized and unrealized	3.25	2.42	0.43	3.27	3.11
	Subtotal: income from investment operations	3.21	2.35	0.37	3.17	2.96
Minus:	Distributions to shareholders
	Income dividends	0.01	–	–	–	–
	Capital gain distributions	–	1.47	0.49	0.06	0.01
	Subtotal: distributions to shareholders	0.01	1.47	0.49	0.06	0.01
Equals:	Share price (NAV) at end of year	15.84	16.72	16.60	19.71	22.66
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.46	1.39	1.37	1.35
Gross expenses(1)		1.59	–	–	–	1.36
Expenses(2)		1.50	1.46	1.39	1.37	1.36
Net investment loss – actual		(0.31)	(0.42)	(0.33)	(0.61)	(0.68)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.42 (3)	16.18	2.22	19.15	15.02 (3)
Net assets at end of year (in millions of dollars)		99.0	169.7	298.2	320.2	438.5
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


15

Neuberger Berman
Guardian Fund Ticker	Symbol: NBGUX

[ICON]
GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

16

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

17

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	34.67	0.44	6.64
Return After Taxes on Distributions	34.67	0.11	6.17
Return After Taxes on Distributions and Sale of Fund Shares	22.54	0.25	5.59
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

* Through 12/15/2000, Guardian Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Guardian Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.


[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


As a frame of reference, the table includes a broad-based ^ market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.


Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

18

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1) fees	0.25
	Other expenses	0.17
Equals:	Total annual operating expenses	1.31

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$133	$415	$718	$1,579

* The figures in the table are based on last year’s expenses.


[ICON]
MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.


19

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001		2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	13.54	15.60		12.75	10.29	11.48
Plus:	Income from investment operations
	Net investment income (loss)	–	0.05		0.06	–	(0.01)
	Net gains (losses) – realized and unrealized	2.16	(2.19.	)	(2.47)	1.25	1.36
	Subtotal: income from investment operations	2.16	(2.14)		(2.41)	1.25	1.35
Minus:	Distributions to shareholders
	Income dividends	0.01	0.03		0.05	0.05	–
	Capital gain distributions	0.09	0.68		–	–	–
	Tax return of capital	–	–		–	0.01	–
	Subtotal: distributions to shareholders	0.10	0.71		0.05	0.06	–
Equals:	Share price (NAV) at end of year	15.60	12.75		10.29	11.48	12.83

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) – as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses – actual	1.47	1.32	1.24	1.31	1.30
Gross expenses(1)	–	–	–	–	1.31
Expenses(2)	1.48	1.32	1.24	1.31	1.31
Net investment income (loss) – actual	–	0.35	0.48	0.05	(0.09)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)	16.04	(13.74)	(18.95)	12.21	11.76	(3)
Net assets at end of year (in millions of dollars)	27.5	24.1	17.0	16.6	6.7
Portfolio turnover rate (%)	83	88	85	113	25

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.


20

Neuberger Berman
Manhattan Fund	Ticker Symbol: NBMBX

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•      financial condition (such as debt to equity ratio)

•      market share and competitive leadership of the company’s products

•      earnings growth relative to competitors

•      market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

21

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•      fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

22

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	29.96	-3.94	5.36
Return After Taxes on Distributions	29.96	-4.67	4.17
Return After Taxes on Distributions and Sale of Fund Shares	19.47	-3.22	4.33
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index**	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

* Through 12/15/2000, Manhattan Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Manhattan Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Manhattan Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

** The fund has changed its broad-based index from the S&P 500 Index to the Russell ^ Midcap Index to provide a more appropriate market comparison for the fund’s performance.


[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

23

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.94
Plus:	Distribution (12b-1) fees	0.25
	Other expenses	0.97
Equals:	Total annual operating expenses	2.16
Minus:	Expense reimbursement	0.66
Equals:	Net expenses	1.50

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791


* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

[ICON]
MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.


Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.94% of average net assets.


24

[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.54	27.05	10.77	7.61	9.00
Plus:	Income from investment operations
	Net investment loss	(0.21)	(0.16)	(0.11)	(0.09)	(0.10)
	Net gains (losses) – realized and unrealized	12.72	(12.62)	(2.97)	1.48	0.50
	Subtotal: income from investment operations	12.51	(12.78)	(3.08)	1.39	0.40
Minus:	Distributions to shareholders
	Capital gain distributions	–	3.50	0.08	–	–
	Subtotal: distributions to shareholders	–	3.50	0.08	–	–
Equals:	Share price (NAV) at end of year	27.05	10.77	7.61	9.00	9.40

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.50	1.50	1.50	1.48
Gross expenses(1)		3.57	2.60	2.25	2.26	2.14
Expenses(2)		1.50	1.50	1.50	1.50	1.50
Net investment loss – actual		(1.09)	(1.05)	(1.14)	(1.16)	(1.05)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		86.04	(51.43)	(28.81)	18.27	4.44
Net assets at end of year (in millions of dollars)		5.4	1.8	1.8	2.2	2.1
Portfolio turnover rate (%)		105	102	98	145	102

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by Pricewaterhouse Coopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


25

Neuberger Berman
Millennium Fund	Ticker Symbol: NBMVX

[ICON]
GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                          financial condition (such as debt to equity ratio)

•                          market share and competitive leadership of the company’s products

•                          earnings growth relative to competitors

•                          market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

26

[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

27

[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.


Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

			Since
			Inception
	1 Year	5 Years	(10/20/1998)
Millennium Fund
Return Before Taxes	33.44	0.83	9.22
Return After Taxes on Distriutions	33.44	-1.34	6.95
Return After Taxes on Distributions and Sale of Fund Shares	21.74	-0.22	7.03
Russell 2000 Growth	48.54	0.86	5.68
Index
Russell 2000 Index	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.


* Performance from the beginning of the measurement period above to 5/2002 is that of Millennium Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

28

[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	4.82
Equals:	Total annual operating expenses	6.32
Minus:	Expense reimbursement	4.42
Equals:	Net expenses	1.90

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$193	$597	$1,026	$2,222

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.90% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.90% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

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MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

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[ICON]
FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2002(1)		2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00		6.92	8.04
Plus:	Income from investment operations
	Net investment loss	(0.04)		(0.09)	(0.11)
	Net gains (losses) – realized and unrealized	(3.04)		1.21	(0.01)
	Subtotal: income from investment operations	(3.08)		1.12	(0.12)
Equals:	Share price (NAV) at end of year	6.92		8.04	7.92
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.90(2)		1.90	1.86
Gross expenses(3)		7.42(2)		4.27	6.28
Expenses(4)		1.90(2)		1.90	1.90
Net investment loss – actual		(1.28(2)		(1.25)	(1.36)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(30.80	)(6)	16.18	(1.49)
Net assets at end of year (in millions of dollars)		0.2		0.8	0.5
Portfolio turnover rate (%)		126		241	146

The figures above for fiscal years 2002 & 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that period. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 5/3/2002 (beginning of operations) to 8/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6) Not annualized.

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Neuberger Berman
Partners Fund	Ticker Symbol: NBPBX

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GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•                          strong fundamentals, such as a company’s financial, operational, and competitive positions

•                          relatively high operating profit margins and returns

•                          a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

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Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

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Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

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[ICON]
MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

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[ICON]
PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.38	1.00	9.09
Return After Taxes on Distributions	35.38	0.43	7.92
Return After Taxes on Distributions and Sale of Fund Shares	23.00	0.65	7.34
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* Through 12/15/2000, Partners Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Advisor Class. Performance from the beginning of the measurement period above to 8/1996 is that of Partners Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

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[ICON]
INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.12
Equals:	Total annual operating expenses	1.26

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$128	$400	$692	$1,523

* The figures in the table are based on last year’s expenses.

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MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

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[ICON]
FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.74	16.03	13.72	11.14	12.82
Plus:	Income from investment operations
	Net investment income (loss)	0.02	(0.01)	(0.02)	(0.03)	0.03
	Net gains (losses) – realized and unrealized	1.17	(1.60)	(2.31)	1.71	1.38
	Subtotal: income from investment operations	1.19	(1.61)	(2.33)	1.68	1.41
Minus:	Distributions to shareholders
	Income dividends	0.01	0.01	–	–	–
	Capital gain distributions	0.89	0.69	0.25	–	–
	Subtotal: distributions to shareholders	0.90	0.70	0.25	–	–
Equals:	Share price (NAV) at end of year	16.03	13.72	11.14	12.82	14.23
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) – as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses – actual		1.32	1.29	1.22	1.26	1.24
Gross expenses(1)		–	–	–	–	1.24
Expenses(2)		1.32	1.29	1.22	1.26	1.26
Net investment income (loss) – actual		0.11	(0.10)	(0.19)	(0.28)	0.25
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		7.99	(10.12)	(17.29)	15.08	11.00	(3)
Net assets at end of year (in millions of dollars)		53.5	43.1	29.9	30.0	13.7
Portfolio turnover rate (%)		95	73	53	65	67

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

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Neuberger Berman

Your Investment

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MAINTAINING YOUR ACCOUNT

To buy or sell Advisor Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Advisor Class of one Neuberger Berman fund to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

•                          suspend the offering of shares

•                          reject any exchange or purchase order

•                          suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                          change, suspend, or revoke the exchange privilege

•                          satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                          suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares–The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                          in unusual circumstances where the law allows additional time if needed

•                          if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks – When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

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Distribution and Shareholder Servicing Fees

Each fund has adopted a plan under which each fund’s Advisor Class pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

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[ICON]
Your Investment Provider

The Advisor Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Advisor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Advisor Class shares of the funds do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the funds do not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

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The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

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[ICON]
Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

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When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a fund believes a reported market price of a portfolio security for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price of a portfolio security a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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DISTRIBUTIONS AND TAXES

Distributions – Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December).

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Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in additional shares of that fund or paid to you in cash.

How distributions are taxed – Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

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Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

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How share transactions are taxed – When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

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Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

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Backup Withholding

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A fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

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In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

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Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

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[ICON]
MARKET TIMING POLICY

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Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

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PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Fasciano, Genesis, and Millennium Funds) will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for Fasciano, Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

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FUND STRUCTURE

Each fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Advisor Class shares of the funds.

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APPENDIX

Neuberger Berman Focus Fund – Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

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(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector–for example, video and electronic games–may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

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(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

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Neuberger Berman Equity Funds

Advisor Class Shares

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports – The shareholder reports offer information about each fund’s recent performance, including:

•                          a discussion by the portfolio manager(s) about strategies and market conditions

•                          fund performance data and financial statements

•                          portfolio holdings

Statement of Additional Information (SAI) – The SAI contains more comprehensive information on these funds, including:

•                           various types of securities and practices, and their risks

•                          investment limitations and additional policies

•                          information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

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Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264
www.nb.com

 A0092 12/04 SEC file number: 811-582

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PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

INSTITUTIONAL CLASS

SHARES

Genesis Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

THIS FUND:

•         is designed for investors with long-term goals in mind

•                          offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

•         also offers the opportunity to diversify your portfolio with a fund that invests using a value approach

•                          carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                          is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

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•         normally invests at least 80% of its net assets in equity securities.

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The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Genesis Fund	Ticker Symbol: NBGIX

This fund is closed to new investors.

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GOAL& STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                          above-average returns

•                          an established market niche

•                          circumstances that would make it difficult for new competitors to enter the market

•                          the ability to finance their own growth

•                          sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

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Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

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Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

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MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•       may have a shorter history of operations than larger companies;

•         may not have as great an ability to raise additional capital;

•         may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•         be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the managers commit a portion of the fund’s assets to mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•         fluctuate more widely in price than the market as a whole

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•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

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Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

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PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q3 ‘97, 20.07%

Worst quarter: Q3 ‘98, -16.43%

Year-to-date performance as of 9/30/2004: 8.60%

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	32.00	14.88	15.09
Return After Taxes on Distributions	31.99	13.95	14.13
Return After Taxes on Distributions and Sale of Fund Shares	20.81	12.50	13.01
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. smallcap stocks.

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* Through 12/15/2000, Genesis Fund Institutional Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 7/1999 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Institutional Class. Performance from the beginning of the measurement period above to 7/1999 is that of Genesis Fund Investor Class. Because Institutional Class has lower expenses, its performance typically should be slightly better than the Investor Class would have had.

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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

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As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

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INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.82
Plus:	Distribution (12b-1 fees)	None
	Other expenses	0.04
Equals:	Total annual operating expenses	0.86
Minus:	Expense reimbursement	0.00
Equals:	Net expenses	0.86

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$87	$271	$471	$1,049

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* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

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MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.82% of average net assets.

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FINANCIAL HIGHLIGHTS

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Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	20.28	25.41	26.88	26.83	32.00
Plus:	Income from investment operations
	Net investment income (loss)	0.08	0.05	0.05	(0.02)	(0.06)
	Net gains (losses) - realized and unrealized	5.20	3.87	0.69	5.28	5.06
	Subtotal: income from investment operations	5.28	3.92	0.74	5.26	5.00
Minus:	Distributions to shareholders
	Income dividends	0.04	0.06	-	-	-
	Capital gain distributions	0.11	2.39	0.79	0.09	0.02
	Subtotal: distributions to shareholders	0.15	2.45	0.79	0.09	0.02
Equals:	Share price (NAV at end of year)	25.41	26.88	26.83	32.00	36.98

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		0.85	0.85	0.85	0.85	0.85
Gross expenses(1)		0.97	0.91	0.88	0.87	0.86
Expenses(2)		0.85	0.85	0.85	0.85	0.85
Net investment income (loss) - actual		0.34	0.19	0.20	(0.08)	(0.17)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return(%)(3)		26.22	16.87	2.77	19.68	15.62
Net assets at end of year (in millions of dollars)		232.1	357.7	456.3	638.2	912.4
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Institutional Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

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(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman

Your Investment

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MAINTAINING YOUR ACCOUNT

Institutional Class shares of the fund are available to you for investment through retirement savings programs such as pension and profit sharing plans and employee benefit trusts. The minimum initial investment is $5 million. Neuberger Berman Management Inc. reserves the right to waive this minimum investment for certain retirement plans.

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To buy or sell Institutional Class shares of the fund, contact your retirement plan. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Under certain circumstances, the fund reserves the right to:

•         suspend the offering of shares

•         reject any purchase order

•                          suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•         satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                          suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

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Proceeds from the sale of shares—The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•         in unusual circumstances where the law allows additional time if needed

•                          if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks—When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

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Your Retirement Plan

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your retirement plan. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your retirement plan may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your retirement plan acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the fund does not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your retirement plan may charge fees for its services.

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The fund is open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your retirement plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your retirement plan accepts orders, it’s possible that the fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

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Share Price Calculations

The price of a particular share class of the fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of the fund’s securities changes every business day, the share price usually changes as well.

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When valuing portfolio securities, the fund uses market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When  the fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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DISTRIBUTIONS AND TAXES

Distributions—The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund makes any distributions once a year in December.

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Consult your retirement plan about whether your income and capital gain distributions from the fund will be reinvested in Institutional Class shares of the fund or paid to you in cash.

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How distributions are taxed—Fund distributions you receive generally are not taxable to you, although withdrawals from your retirement plan generally are subject to tax.

How share transactions are taxed—Your retirement plan’s sale or exchange of fund shares also will not result in a realized taxable gain or loss.

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MARKET TIMING POLICY

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Frequent purchases and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund’s trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any investment order or suspend the telephone order privilege.

NB Management applies the fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes an effort to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

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PORTFOLIO HOLDINGS POLICY

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information. The top ten portfolio holdings for the fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for the fund will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for the fund will be available in January showing information for the quarter ended November 30, 2004. The fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

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[ICON]
FUND STRUCTURE

The fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the fund.

9

Neuberger Berman Equity Funds
Institutional Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on this fund you can request a free copy of the following documents:

Shareholder Reports—The shareholder reports offer information about the fund’s recent performance, including:

•         a discussion by the portfolio manager(s) about strategies and market conditions

•         fund performance data and financial statements

•         portfolio holdings

Statement of Additional Information (SAI)—The SAI contains more comprehensive information on this fund, including:

•         various types of securities and practices, and their risks

•         investment limitations and additional policies

•         information about the fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

[ARROW ICON]
Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264

www.nb.com

   A0089 12/04 SEC file number: 811-582

NEUBERGER BERMAN EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Investor Class Shares, Trust Class Shares, Advisor Class Shares, and Institutional Class Shares

DATED DECEMBER 17, 2004

Neuberger Berman Century Fund	Neuberger Berman Fasciano Fund
Neuberger Berman Focus Fund	Neuberger Berman Genesis Fund
Neuberger Berman Guardian Fund	Neuberger Berman International Fund
Neuberger Berman Manhattan Fund	Neuberger Berman Millennium Fund
Neuberger Berman Partners Fund	Neuberger Berman Real Estate Fund
Neuberger Berman Regency Fund	Neuberger Berman Socially Responsive Fund

605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll-Free 800-877-9700

Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, and Neuberger Berman Socially Responsive Fund (each a "Fund") are mutual funds that offer shares pursuant to Prospectuses dated December 17, 2004.

The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. ©2004 Neuberger Berman Management Inc. All rights reserved.

TABLE OF CONTENTS

Page

INVESTMENT INFORMATION

3

Investment Policies and Limitations

3

Cash Management and Temporary Defensive Positions.

7

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PERFORMANCE INFORMATION

34

Average Annual Total Return Computations

34

Average Annual Total Return After Taxes on Distributions

34

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares

35

CERTAIN RISK CONSIDERATIONS

35

TRUSTEES AND OFFICERS

35

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

51

Investment Manager and Administrator

51

Sub-Adviser

59

Investment Companies Managed

61

Codes of Ethics

63

Management and Control of NB Management and Neuberger Berman

64

DISTRIBUTION ARRANGEMENTS

64

Distribution Agreement (Trust Class Only)

66

Distribution Agreement (Advisor Class Only)

67

ADDITIONAL PURCHASE INFORMATION

68

Share Prices and Net Asset Value (All Classes)

68

Automatic Investing and Dollar Cost Averaging

69

ADDITIONAL EXCHANGE INFORMATION

70

ADDITIONAL REDEMPTION INFORMATION

74

Suspension of Redemptions

74

Redemptions in Kind

74

DIVIDENDS AND OTHER DISTRIBUTIONS

74

ADDITIONAL TAX INFORMATION

75

Taxation of the Funds

75

Taxation of the Funds' Shareholders

79

FUND TRANSACTIONS

79

Portfolio Turnover

89

Proxy Voting

89

PORTFOLIO HOLDINGS DISCLOSURE

90

REPORTS TO SHAREHOLDERS

92

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

92

CUSTODIAN AND TRANSFER AGENT

93

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

93

LEGAL COUNSEL

93

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

93

REGISTRATION STATEMENT

94

FINANCIAL STATEMENTS

105

APPENDIX A – RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

A-1

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INVESTMENT INFORMATION

Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

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At the close of business on March 23, 2001, Neuberger Berman Fasciano Fund acquired all of the assets and assumed all of the liabilities of Fasciano Fund, Inc. Financial and performance information in this SAI for Neuberger Berman Fasciano Fund prior to March 24, 2001 is that of its predecessor, Fasciano Fund, Inc.

Through December 15, 2000, the Funds' Advisor Class, Investor Class, Trust Class, and Institutional Class (each a "Class") units of beneficial interest ("shares") were organized as feeder funds in a master-feeder structure rather than a multiple-class structure. As feeder funds their names were Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively. For those Funds, financial and performance information in this SAI for periods prior to December 16, 2000 is that of the predecessor feeder funds.

The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

(1)

67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

(2)

a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

1.

Borrowing (All Funds except Neuberger Berman International Fund).  No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

Borrowing (Neuberger Berman International Fund).  The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

2.

Commodities (All Funds except Neuberger Berman International Fund).  No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

Commodities (Neuberger Berman International Fund).  The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

3.

Diversification (All Funds except Neuberger Berman Focus Fund and Neuberger Berman Real Estate Fund).  No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Diversification (Neuberger Berman Focus Fund and Neuberger Berman Real Estate Fund). Each Fund is non-diversified under the 1940 Act.

4.

Industry Concentration (All Funds except Neuberger Berman Real Estate Fund).  No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Industry Concentration (Neuberger Berman Real Estate Fund).  The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

5.

Lending.  No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

6.

Real Estate (All Funds except Neuberger Berman International Fund and Neuberger Berman Real Estate Fund).  No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

Real Estate (Neuberger Berman International Fund).  The Fund may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

Real Estate (Neuberger Berman Real Estate Fund).  The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

7.

Senior Securities.  No Fund may issue senior securities, except as permitted under the 1940 Act.

8.

Underwriting.  No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

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Each Fund has the following fundamental investment policy:

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Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

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The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

1.

Borrowing (All Funds except Neuberger Berman International Fund).  None of these Funds may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

2.

Lending.  Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

3.

Margin Transactions.  No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

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4.

Foreign Securities (All Funds except Neuberger Berman Century Fund, Neuberger Berman International Fund and Neuberger Berman Millennium Fund).  None of these Funds may invest more than 10% of the value of its total assets in securities denominated in foreign currency.

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Foreign Securities (Neuberger Berman Century Fund and Neuberger Berman Millennium Fund).  Neither of these Funds may invest more than 20% of the value of its total assets in securities denominated in foreign currency.

These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

5.

Illiquid Securities.  No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

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6.

Pledging (Neuberger Berman Genesis Fund and Neuberger Berman Guardian Fund).  Neither of these Funds may pledge or hypothecate any of its assets, except that (i) Neuberger Berman Genesis Fund may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member. The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

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7.

Investments in Any One Issuer (Neuberger Berman Focus Fund and Neuberger Berman Real Estate Fund).  At the close of each quarter of the Fund's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

8.

Social Policy (Neuberger Berman Socially Responsive Fund).  The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons or that are involved in nuclear power.

9.

Equity Securities.  Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes. (Only Neuberger Berman International Fund may borrow for investment purposes.)

Cash Management and Temporary Defensive Positions.

For temporary defensive purposes, or to manage cash pending investment or payout, each Fund (except Neuberger Berman Socially Responsive Fund and Neuberger Berman International Fund) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

For temporary defensive purposes, or to manage cash pending investment or payout, any part of Neuberger Berman Socially Responsive Fund's assets may be retained temporarily in U.S. Government and Agency Securities, investment grade fixed income securities of non-governmental issuers, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents. Generally, the foregoing temporary investments for Neuberger Berman Socially Responsive Fund are selected with a concern for the social impact of each investment.

For temporary defensive purposes, or to manage cash pending investment or payout, Neuberger Berman International Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. Neuberger Berman International Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending. The money market fund does not invest in accordance with Neuberger Berman Socially Responsive Fund's Social Policy.

Additional Investment Information

Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described.

Illiquid Securities (All Funds).  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Trust, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

Policies and Limitations.  Each Fund may invest up to 15% of its net assets in illiquid securities.

Repurchase Agreements (All Funds).  In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman International Fund, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman International Fund enters into a repurchase agreement subject to foreign law and the counter party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

Policies and Limitations.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

Securities Loans (All Funds). Each Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

Policies and Limitations.  Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

Restricted Securities and Rule 144A Securities (All Funds).  Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations.  To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

Reverse Repurchase Agreements (All Funds).  In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

Policies and Limitations.  Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

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Leverage (Neuberger Berman International Fund).  The Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

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Policies and Limitations.  Generally, the Fund does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

Foreign Securities (All Funds).  Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The Funds may invest in ADRs, European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

Policies and Limitations.  To limit the risks inherent in investing in foreign currency denominated securities, a Fund (except Neuberger Berman Century, Neuberger Berman International, and Neuberger Berman Millennium Funds) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Each of Neuberger Berman Century and Neuberger Berman Millennium Funds may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman International Fund invests primarily in foreign securities.

Investments in securities of foreign issuers are subject to each Fund's quality standards. Each Fund (except Neuberger Berman International Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

Forward Commitments and When-Issued Securities (Neuberger Berman International Fund).  The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

Policies and Limitations.  The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

Technology Securities (All Funds).  These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

Futures Contracts, Options on Futures Contracts, Options on Securities and Indices,

Forward Contracts, and Options on Foreign

Currencies (collectively, "Financial Instruments")

Futures Contracts and Options Thereon (All Funds).  Each of Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

Neuberger Berman International Fund may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

Neuberger Berman International Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions Neuberger Berman International Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

With respect to currency futures, Neuberger Berman International Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman International Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

"Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

Policies and Limitations.  Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

Neuberger Berman International Fund may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Call Options on Securities (All Funds).  Neuberger Berman Century, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

Policies and Limitations.  Each Fund may write covered call options and may purchase call options on securities. Each Fund may also write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

A Fund would purchase a call option to offset a previously written call option. Each of Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy. Neuberger Berman International Fund may purchase call options for hedging or non-hedging purposes.

Put Options on Securities (Neuberger Berman Century, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds).  Each of these Funds may write and purchase put options on securities. Each of Neuberger Berman Century, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Millennium, and Neuberger Berman Socially Responsive Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

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When any of Neuberger Berman Century, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate or Neuberger Berman Socially Responsive Funds purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

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Portfolio securities on which put options may be written and purchased by Neuberger Berman Century, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate, or Neuberger Berman Socially Responsive Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

Policies and Limitations.  Neuberger Berman Century, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, Neuberger Berman International Fund also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

General Information About Securities Options.  The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman International Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman International Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

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Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman Century, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate and Neuberger Berman Socially Responsive Funds to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

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A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

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A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman Century, Neuberger Berman International, Neuberger Berman Millennium, Neuberger Berman Real Estate or Neuberger Berman Socially Responsive Funds may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its Fund. In those cases, additional brokerage commissions are incurred.

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The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Policies and Limitations.  Each Fund may use American-style options. Neuberger Berman International Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The use of put and call options by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

Put and Call Options on Securities Indices (All Funds).  Neuberger Berman International Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

Policies and Limitations. Neuberger Berman International Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

Foreign Currency Transactions (All Funds).  Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Funds (other than Neuberger Berman International Fund) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

Neuberger Berman International Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit, commonly referred to as the "Euro" ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, Neuberger Berman International Fund may invest in securities denominated in other currency baskets.

Policies and Limitations.  The Funds (other than Neuberger Berman International Fund) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

Neuberger Berman International Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman International Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

Options on Foreign Currencies (All Funds).  Each Fund may write and purchase covered call and put options on foreign currencies. Neuberger Berman International Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

Policies and Limitations. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman International Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund. The use of options on currencies by Neuberger Berman Socially Responsive Fund is not subject to the Social Policy.

Regulatory Limitations on Using Financial Instruments.  To the extent a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

Cover for Financial Instruments.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

Policies and Limitations. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

General Risks of Financial Instruments.  The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

Each Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

Policies and Limitations. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

Short Sales (Neuberger Berman International Fund). Neuberger Berman International Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

Neuberger Berman International Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

Neuberger Berman International Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

The effect of short selling on Neuberger Berman International Fund's is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

Policies and Limitations. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

Fixed Income Securities (All Funds).  While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Funds may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. Neuberger Berman Century, Neuberger Berman Fasciano, Neuberger Berman International, Neuberger Berman Partners, Neuberger Berman Real Estate and Neuberger Berman Regency Funds each may invest in corporate debt securities rated below investment grade.

U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

"Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman Century, Neuberger Berman Fasciano, Neuberger Berman International, Neuberger Berman Partners, Neuberger Berman Real Estate or Neuberger Berman Regency Funds warrants exposure to the additional level of risk.

Policies and Limitations.  Each Fund normally may invest up to 35% of its total assets in debt securities. Neuberger Berman Century, Neuberger Berman Partners, and Neuberger Berman Regency Funds each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman International Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman Socially Responsive Fund and Neuberger Berman Millennium Fund each will engage in an orderly disposition of the downgraded securities. Each other Fund (except Neuberger Berman International Fund) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman Century, Neuberger Berman Partners, and Neuberger Berman Regency Funds). NB Management will make a determination as to whether Neuberger Berman International Fund should dispose of the downgraded securities.

There are no restrictions as to the ratings of debt securities Neuberger Berman Fasciano or Neuberger Berman Real Estate Funds may acquire or the portion of its assets each may invest in debt securities in a particular ratings category. Although these Funds do not presently intend to invest in debt securities, they may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

Commercial Paper (All Funds).  Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations.  The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman International Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

Zero Coupon Securities (Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Partners, Neuberger Berman Real Estate, Neuberger Berman Regency, and Neuberger Berman Socially Responsive Funds).  Each of these Funds may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because each such Fund must distribute substantially all of its net income (including its accrued original issue discount) to its shareholders each year for income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Convertible Securities (All Funds).  Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve their investment objectives.

Policies and Limitations.  Neuberger Berman Socially Responsive Fund may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

Preferred Stock (All Funds).  Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Swap Agreements (Neuberger Berman Century, Neuberger Berman International and Neuberger Berman Real Estate Funds).  Each of these Funds may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

Policies and Limitations. In accordance with SEC staff requirements, each of Neuberger Berman Century, Neuberger Berman International and Neuberger Berman Real Estate Funds will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

Real Estate-Related Instruments (Neuberger Berman Real Estate Fund).  The Fund will not directly invest in real estate, but rather in securities issued by real estate companies. However, because of its fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of Equity REITs.

The Fund may also invest in mortgage-backed securities. These are fixed-income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed-income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in Mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

Policies and Limitations. Under normal conditions at least 80% of the Fund's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.

Japanese Investments (Neuberger Berman International Fund).  All of the Funds may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman International Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

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Other Investment Companies (All Funds).  All of the Funds may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

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As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Policies and Limitations.  Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

Indexed Securities (Neuberger Berman International Fund). Neuberger Berman International Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Terrorism Risks.  Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

Neuberger Berman Socially Responsive Fund - Description of Social Policy

Background Information on Socially Responsive Investing

In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Fund generally fall into two categories:

Avoidance Investing.  Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

Leadership Investing.  A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith are the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

The Socially Responsive Database

Neuberger Berman, the Fund's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Fund. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

Workplace Diversity and Employment.  NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

Environment.  A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-à-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

Product.  NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

Public Health.  NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

Weapons.  NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

Corporate Citizenship.  NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

Implementation of Social Policy

Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the Fund manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

In applying the information in the database to stock selection for the Fund, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

PERFORMANCE INFORMATION

Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

Average Annual Total Return Computations

Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P(1+T)n = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

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NB Management may from time to time waive a portion of its fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectuses and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions

An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P(1+T)n = ATVD

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares

An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P(1+T)n = ATVDR

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CERTAIN RISK CONSIDERATIONS

Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

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Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Independent Trustees
John Cannon (74)	Trustee since 2000	Consultant. Formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	41	Independent Trustee or Director of three series of OppenheimerFunds: Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund, since 1992.
Faith Colish (69)	Trustee since 1982	Counsel, Carter Ledyard & Millburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	41	Director, American Bar Retirement Association (ABRA) since 1997 (not-for-profit membership association).
Walter G. Ehlers (71)	Trustee since 2000	Consultant; Retired President and Trustee, Teachers Insurance & Annuity (TIAA) and College Retirement Equities Fund (CREF).	41	None.
C. Anne Harvey (67)	Trustee since 2000	Consultant, C. A. Harvey Associates, since June 2001; formerly, Director, AARP, 1978 to December 2001.	41

President, Board of Associates to The National Rehabilitation Hospital's Board of Directors, since 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002; formerly, Member, American Savings Education Council's Policy Board (ASEC), 1998 to 2000; formerly, Member, Executive Committee, Crime Prevention Coalition of America, 1997 to 2000.

Barry Hirsch (71)	Trustee since 2000	Attorney-at-Law. Formerly, Senior Counsel, Loews Corporation (diversified financial corporation) May 2002 until April 2003; formerly, Senior Vice President, Secretary and General Counsel, Loews Corporation.	41	None.
Robert A. Kavesh (77)	Trustee since 2000	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business.	41	Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals) since 1978; Director, The Caring Community (not-for-profit).
Howard A. Mileaf (67)	Trustee since 1984	Retired. Formerly, Vice President and Special Counsel, WHX Corporation (holding company) 1993 to 2001.	41

Director, WHX Corporation (holding company) since August 2002; Director, Webfinancial Corporation (holding company) since December 2002; Director, State Theatre of New Jersey (not-for-profit theater) since 2000; formerly, Director, Kevlin Corporation (manufacturer of microwave and other products).

William E. Rulon (72)	Trustee since 1986	Retired. Formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants) until January 1997.	41	Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to "at risk" children) since 1998; formerly, Director, Prandium, Inc. (restaurants) from March 2001 until July 2002.
Cornelius T. Ryan (73)	Trustee since 1982	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital partnerships) and President, Oxford Venture Corporation.	41

Director, Capital Cash Management Trust (money market fund), Naragansett Insured Tax-Free Income Fund, Rocky Mountain Equity Fund, Prime Cash Fund, several private companies and QuadraMed Corporation (NASDAQ).

Tom Decker Seip (54)	Trustee since 2000	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; Senior Executive at the Charles Schwab Corporation from 1983 to 1999, including Chief Executive Officer, Charles Schwab Investment Management, Inc. and Trustee, Schwab Family of Funds and Schwab Investments from 1997 to 1998 and Executive Vice President-Retail Brokerage, Charles Schwab Investment Management from 1994 to 1997.	41

Director, H&R Block, Inc. (financial services company) since May 2001; Director, Forward Management, Inc. (asset management) since 2001; formerly, Director, General Magic (voice recognition software) 2001 to 2002; Director, E-Finance Corporation (credit decisioning services) 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services) 1999 to 2003; Director, Offroad Capital Inc. (pre-public internet commerce company).

Candace L. Straight (57)	Trustee since 2000	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector) 1998 to December 2002.	41

Director, The Proformance Insurance Company (personal lines property and casualty insurance) since March 2004; Director, Providence Washington (property and casualty insurance company) since December 1998; Director, Summit Global Partners (insurance brokerage firm) since October 2000.

Peter P. Trapp (60)	Trustee since 2000	Regional Manager for Atlanta Region, Ford Motor Credit Company since August 1997; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	41	None.
Trustees who are "Interested Persons"
Edward I. O'Brien* (76)	Trustee since 1993	Formerly, Member, Investment Policy Committee, Edward Jones 1993 to 2001; President, Securities Industry Association (SIA) (securities industry's representative in government relations and regulatory matters at the federal and state levels) from 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	41	Director, Legg Mason, Inc. (financial services holding company) since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters) 1993 to 1999.
Jack L. Rivkin* (64)	President and Trustee since December 2002	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company) since 2002 and 2003, respectively; Executive Vice President and Chief Investment Officer, Neuberger Berman since December 2002 and 2003, respectively; Director and Chairman, NB Management since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc. from September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc. from September 1995 to February 2002.	41

Director, Dale Carnegie and Associates, Inc. (private company) since 1998; Director, Emagin Corp. (public company) since 1997; Director, Solbright, Inc. (private company) since 1998; Director, Infogate, Inc. (private company) since 1997; Director, Broadway Television Network (private company) since 2000.

Peter E. Sundman* (45)	Chairman of the Board, Chief Executive Officer and Trustee since 1999	Executive Vice President, Neuberger Berman Inc. (holding company) since 1999; Head of Neuberger Berman Inc.'s Mutual Funds and Institutional Business since 1999; President and Director, NB Management since 1999; Executive Vice President, Neuberger Berman since 1999; formerly, Principal, Neuberger Berman from 1997 until 1999; formerly, Senior Vice President, NB Management from 1996 to 1999.	41	Director and Vice President, Neuberger & Berman Agency, Inc. since 2000; formerly, Director, Neuberger Berman Inc. (holding company) from October 1999 through March 2003; Trustee, Frost Valley YMCA.
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(1)

The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)

Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

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*

Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly-owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

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Information about the Officers of the Trust

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Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Claudia A. Brandon (48)	Secretary since 1985

Vice President-Mutual Fund Board Relations, NB Management since 2000; Vice President, Neuberger Berman since 2002 and employee since 1999; formerly, Vice President, NB Management from 1986 to 1999; Secretary, fourteen registered investment companies for which NB Management acts as investment manager and administrator (four since 2002, three since 2003 and four since 2004).

Robert Conti (48)	Vice President since 2000

Senior Vice President, Neuberger Berman since 2003; formerly, Vice President, Neuberger Berman from 1999 to 2003; Senior Vice President, NB Management since 2000; formerly, Controller, NB Management until 1996; formerly, Treasurer, NB Management from 1996 to 1999; Vice President, fourteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003 and four since 2004).

Brian J. Gaffney (51)	Vice President since 2000

Managing Director, Neuberger Berman since 1999; Senior Vice President, NB Management since 2000; formerly, Vice President, NB Management from 1997 until 1999; Vice President, fourteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003 and four since 2004).

Sheila R. James (39)	Assistant Secretary since 2002

Employee, Neuberger Berman since 1999; formerly, Employee, NB Management from 1991 to 1999; Assistant Secretary, fourteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and four since 2004).

Kevin Lyons (49)	Assistant Secretary since 2003

Employee, Neuberger Berman since 1999; formerly, Employee, NB Management from 1993 to 1999; Assistant Secretary, fourteen registered investment companies for which NB Management acts as investment manager and administrator (ten since 2003 and four since 2004).

John M. McGovern (34)	Assistant Treasurer since 2002

Vice President, Neuberger Berman since January 2004; Employee, NB Management since 1993; Assistant Treasurer, fourteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and four since 2004).

Barbara Muinos (46)	Treasurer and Principal Financial and Accounting Officer since 2002; formerly, Assistant Treasurer since 1996

Vice President, Neuberger Berman since 1999; formerly, Assistant Vice President, NB Management from 1993 to 1999; Treasurer and Principal Financial and Accounting Officer, fourteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003 and four since 2004); formerly, Assistant Treasurer of three registered investment companies for which NB Management acts as investment manager and administrator from 1996 to 2002.

Frederic B. Soule (58)	Vice President since 2000

Senior Vice President, Neuberger Berman since 2003; formerly, Vice President, Neuberger Berman from 1999 to 2003; formerly, Vice President, NB Management from 1995 to 1999; Vice President, fourteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003 and four since 2004).

____________________

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(1)

The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)

Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

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Audit Committee.  The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent auditors; and (e) to act as a liaison between the Funds' independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held seven meetings.

Code of Ethics Committee.  The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee met one time. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

Contract Review Committee.  The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held two meetings.

Executive Committee.  The Executive Committee has all the powers of the Board of Trustees when the Trustees are not in session. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee did not hold any meetings.

Nominating Committee.  The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2004, the Committee held two meetings.

Portfolio Transactions Committee.  The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers, Inc. ("Lehman Brothers") to the Funds, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held two meetings.

Pricing Committee.  The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), William E. Rulon, and Tom D. Seip (Chairman). All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held three meetings.

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The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

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TABLE OF COMPENSATION

FOR FISCAL YEAR ENDED 8/31/04

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Trustees
Independent Trustees
John Cannon Trustee	$24,746	$75,000
Faith Colish Trustee	$22,711	$70,000
Walter G. Ehlers Trustee	$24,746	$75,000
C. Anne Harvey Trustee	$22,711	$70,000
Barry Hirsch Trustee	$22,711	$70,000
Robert A. Kavesh Trustee	$22,711	$70,000
Howard A. Mileaf Trustee	$22,711	$70,000
William E. Rulon Trustee	$22,711	$70,000
Cornelius T. Ryan Trustee	$26,887	$80,000
Tom Decker Seip Trustee	$21,243	$65,500
Candace L. Straight Trustee	$22,711	$70,000
Peter P. Trapp Trustee	$22,246	$67,500
Trustees who are "Interested Persons"
Edward I. O'Brien Trustee	$22,711	$70,000
Jack L. Rivkin Trustee	$0	$0
Peter E. Sundman Trustee	$0	$0

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On December 1, 2004, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities

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Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003

	Century Fund	Fasciano Fund	Focus Fund	Genesis Fund	Guardian Fund	International Fund	Manhattan Fund	Millennium Fund	Partners Fund	Regency Fund	Socially Responsive Fund	Real Estate
Independent Trustees
John Cannon	A	A	A	A	A	A	A	A	A	A	A	A
Faith Colish	A	A	E	E	E	B	E	B	E	A	A	A
Walter G. Ehlers	A	A	A	A	A	A	A	A	A	A	A	A
C. Anne Harvey	A	A	A	A	A	A	A	A	A	A	A	A
Barry Hirsch	A	A	A	A	A	A	A	A	A	A	A	A
Robert A. Kavesh	A	A	C	A	A	A	A	C	A	A	A	A
Howard A. Mileaf	A	B	A	E	A	D	A	B	C	A	A	C
William E. Rulon	A	A	A	A	A	A	C	A	A	A	A	A
Cornelius T. Ryan	A	A	A	A	A	A	A	A	A	A	A	A
Tom Decker Seip	A	A	A	A	A	A	A	A	A	A	A	A
Candace L. Straight	A	A	E	E	E	C	A	A	E	A	A	A
Peter P. Trapp	A	A	C	A	A	A	A	A	A	A	A	A
Trustees who are "Interested Persons"
Edward I. O'Brien	A	A	C	C	C	A	D	A	E	A	A	A
Jack L. Rivkin	A	A	A	A	A	A	A	A	A	A	A	A
Peter E. Sundman	C	A	D	C	C	C	C	D	C	A	A	D
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A = None

B = $1-$10,000

C = $10,000 - $50,000

D = $50,000-$100,000

E = over $100,000

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Name of Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
John Cannon	None
Faith Colish	Over $100,000
Walter G. Ehlers	None
C. Anne Harvey	None
Barry Hirsch	None
Robert A. Kavesh	$10,001 - $50,000
Howard A. Mileaf	Over $100,000
William E. Rulon	$50,001-$100,000
Cornelius T. Ryan	$50,001-$100,000
Tom Decker Seip	$50,001-$100,000
Candace L. Straight	Over $100,000
Peter P. Trapp	$10,001 - $50,000
Trustees who are "Interested Persons"
Edward I. O'Brien	Over $100,000
Jack L. Rivkin	None
Peter E. Sundman	Over $100,000

* Valuation as of December 31, 2003.

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Independent Trustees Ownership of Securities

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No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to four administration agreements with the Trust, one for each class, dated October 31, 2003 (each an "Administration Agreement"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

NB Management enters into administrative services agreements with Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

From time to time, a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

Management and Administration Fees

For investment management services, each Fund (except Neuberger Berman Fasciano, Genesis, Millennium, International and Real Estate Funds) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Neuberger Berman Genesis Fund and Neuberger Berman Millennium Fund pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman International Fund pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Neuberger Berman Fasciano Fund pays NB Management a management fee at an annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion. Neuberger Berman Real Estate Fund pays NB Management a management fee at the annual rate of 0.85% of the Fund's average daily net assets.

For administrative services, the Investor Class of each Fund except Neuberger Berman Fasciano Fund pays NB Management a fee at the annual rate of 0.26% (0.15% for Neuberger Berman Fasciano Fund) of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

During the fiscal years ended August 31, 2004, 2003 and 2002, the Investor Class of each Fund accrued management and administration fees as follows:

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Investor Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31
	2004	2003	2002
Century	$135,224	$124,264	$128,568
Fasciano	$3,285,013	$2,231,393	$2,121,092
Focus	$10,501,867	$7,560,675	$10,705,114
Genesis	$12,241,518	$10,168,459	$10,103,193
Guardian	$10,021,988	$9,007,068	$12,898,250
International	$1,292,973	$803,393	$966,672
Manhattan	$2,637,553	$2,351,038	$3,335,288
Millennium	$603,257	$597,738	$1,086,626
Partners	$9,796,758	$8,516,242	$11,288,680
Regency	$204,343	$141,088	$137,895
Socially Responsive	$1,405,081	$838,534	$659,890
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For administrative services, the Trust and Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see "Distribution and Shareholder Services Plan," below.)

During the fiscal years ended August 31, 2004, 2003 and 2002, the Trust Class of each Fund (and its predecessor feeder fund) accrued management and administration fees as follows:

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Trust Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31
	2004	2003	2002
Focus	$3,204,119	$2,233,393	$3,131,680
Genesis	$39,155,598	$25,385,816	$21,304,445
Guardian	$2,644,866	$2,585,440	$3,852,768
International	$74,561	$16,436	$14,540
Manhattan	$117,235	$141,183	$240,707
Millennium	$49,605	$46,291	$82,141
Partners	$2,698,175	$2,456,131	$3,603,419
Real Estate	$475,331	$276,487	$38,168*
Regency	$126,510	$108,553	$194,064
Socially Responsive	$352,458	$179,956	$268,293

* From May 2002 (commencement of operations) to August 31, 2002.

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During the fiscal years ended August 31, 2004, 2003 and 2002, the Advisor Class of each Fund (and its predecessor feeder fund) accrued management and administration fees as follows:

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Advisor Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31
	2004	2003	2002
Fasciano	$196,353	$54,898	$1,834*
Focus	$375,183	$164,308	$180,180
Genesis	$4,188,811	$2,965,845	$2,702,271
Guardian	$127,221	$136,687	$182,957
Manhattan	$20,925	$18,306	$17,264
Millennium	$5,668	$3,082	$908**
Partners	$213,375	$242,439	$333,189

* From May 24, 2002 (commencement of operations) to August 31, 2002.

** From May 3, 2002 (commencement of operations) to August 31, 2002.

For administrative services, the Institutional Class of Genesis Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point (a basis point is 1/100 of a percentage point). During the fiscal years ended August 31, 2004, 2003 and 2002 the Institutional Class of Genesis Fund accrued $6,794,919, $4,192,216 and $3,571,867 in management and administration fees.

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Waivers and Reimbursements

NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis. If any Fund is omitted from the descriptions of the class-by-class waivers or reimbursements below, that class of the Fund is not subject to any waivers or reimbursements.

Investor Class

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NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman International Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.40% per annum of International Investor Class' average daily net assets. This undertaking lasts until August 31, 2008. International Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.40% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman Millennium Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of Millennium Investor Class' average daily net assets. This undertaking lasts until August 31, 2008. Millennium Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.75% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman Regency Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of Regency Fund Investor Class' average daily net assets. This undertaking lasts until August 31, 2015. Regency Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman Century Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of Century Investor Class' average daily net assets. This undertaking lasts until August 31, 2015. Century Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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Investor Class	Amount of Total Operating Expenses Reimbursed by NB Management for Fiscal Years Ended August 31
Fund	2004	2003	2002
Century	$93,790	$107,011	$92,854
International	$0	$24,333	$0
Regency	$0	$11,078	$0
Millennium	$30,041	$42,660	$0
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Trust Class

NB Management has contractually undertaken to reimburse the Trust Class of each of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund so that the total operating expenses of each Trust Class are limited to 1.50% per annum of the Trust Class' average daily net assets (excluding interest, taxes, brokerage commissions, and extraordinary expenses). This undertaking lasts until August 31, 2008. The Trust Class of each of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman International Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% until August 31, 2007 and 2.00% thereafter per annum of International Trust Class' average daily net assets. This undertaking lasts until August 31, 2015. International Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman Millennium Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of Millennium Trust Class' average daily net assets. This undertaking lasts until August 31, 2015. Millennium Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.75% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman Real Estate Fund and Neuberger Berman Regency Fund so that the total operating expenses of each Trust Class are limited to 1.50% per annum of the Trust Class' average daily net assets (excluding taxes, interest, brokerage commissions, and extraordinary expenses). This undertaking lasts until August 31, 2015. The Trust Class of each of Neuberger Berman Real Estate Fund and Neuberger Berman Regency Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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Trust Class	Amount of Total Operating Expenses Reimbursed by NB Management for Fiscal Years Ended August 31
Fund	2004	2003	2002
International	$0	$14,156	$14,339
Millennium	$18,588	$18,740	$11,319
Real Estate	$175,965	$152,347	$101,341*
Regency	$21,748	$36,356	$27,988

* From May 1, 2002 (commencement of operations) to August 31, 2002.

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Advisor Class

NB Management has contractually undertaken to reimburse the Advisor Class of each of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund and Neuberger Berman Partners Fund so that the total operating expenses of each Fund's Adviser Class are limited to 1.50% per annum of the Advisor Class' average daily net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses). This undertaking lasts until August 31, 2015. The Advisor Class of each such Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

NB Management has contractually undertaken to reimburse the Advisor Class of Neuberger Berman Fasciano Fund and Neuberger Berman Millennium Fund so that the total operating expenses of each Advisor Class are limited to 1.90% per annum of average daily net assets. This undertaking lasts until August 31, 2015. The Advisor Class of Neuberger Berman Fasciano Fund and Neuberger Berman Millennium Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.90% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

In addition, NB Management has voluntarily undertaken to reimburse the Advisor Class of Neuberger Berman Fasciano Fund so that the total annual operating expenses of Advisor Class are limited to 1.50% per annum of average daily net assets. This undertaking, which is terminable by NB Management upon notice to Neuberger Berman Fasciano Fund, is in addition to the contractual undertaking described in the paragraph above. During the fiscal year ended August 31, 2002, Fasciano Fund Advisor Class repaid NB Management $3,885 of expenses that NB Management reimbursed to the Fund.

The table below shows the amounts reimbursed by NB Management pursuant to these arrangements:

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Advisor Class	Amount of Total Operating Expenses Reimbursed by NB Management for Fiscal Years Ended August 31
Fund	2004	2003	2002
Fasciano	$25,925	$0	$3,885*
Manhattan	$14,667	$14,672	$13,719
Millennium	$19,780	$5,719	$4,015**

* From May 24, 2002 (commencement of operations) to August 31, 2002.

** From May 3, 2002 (commencement of operations) to August 31, 2002.

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Institutional Class

NB Management has contractually undertaken to reimburse the Institutional Class of Genesis Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% per annum of Genesis Fund Institutional Class' average daily net assets. This undertaking lasts until August 31, 2015. Genesis Fund Institutional Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.85% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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During the fiscal years ended August 31, 2004, 2003 and 2002, the amount of total operating expenses reimbursed by NB Management to Genesis Institutional Class amounted to $37,095, $87,885 and $125,435 respectively.

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All Classes

The Management Agreement continues until October 31, 2005. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management ("Independent Fund Trustees") and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until October 31, 2005. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser

NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

The Sub-Advisory Agreement continues until October 31, 2005 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements

With respect to approval of the Management and Sub-Advisory Agreements (collectively, the "Agreements"), the Board annually considers the factors set forth below. Because the Agreements were approved pursuant to a shareholder vote last year, the Board did not have to approve the Agreements this year, however the Board requested a full report and reviewed materials furnished by Neuberger Berman.

The Board had previously considered the terms of the previous management and sub-advisory agreements, which have terms substantially identical to the Management and Sub-Advisory Agreements, as part of its annual review of those agreements. The Board evaluated whether the agreements were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Funds. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management's resources and responsiveness with respect to Funds that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that Neuberger Berman provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Funds. The Board considered NB Management or Neuberger Berman's use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Funds and by other clients of NB Management and Neuberger Berman from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of NB Management and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that each Fund's fee structure provides for a reduction of payments resulting from economies of scale. The Board also considered the contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management's profit or loss on each Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed

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As of September 30, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $26.4 billion. NB Management currently serves as investment manager of the following investment companies:

Name	Approximate Net Assets at September 30, 2004
Neuberger Berman Cash Reserves	$547,301,286
Neuberger Berman Government Money Fund	$465,767,630
Neuberger Berman High Income Bond Fund	$771,375,862
Neuberger Berman Institutional Cash Fund	$2,779,570,316
Neuberger Berman Limited Maturity Bond Fund	$192,918,784
Neuberger Berman Municipal Money Fund	$441,049,748
Neuberger Berman Municipal Securities Trust	$36,521,549
Neuberger Berman Strategic Income Fund	$28,827,211
Neuberger Berman Century Fund	$14,202,372
Neuberger Berman Fasciano Fund	$418,891,339
Neuberger Berman Focus Fund	$1,527,663,492
Neuberger Berman Genesis Fund	$7,078,581,393
Neuberger Berman Guardian Fund	$1,634,169,708
Neuberger Berman International Fund	$201,144,138
Neuberger Berman Manhattan Fund	$330,601,053
Neuberger Berman Millennium Fund	$49,127,000
Neuberger Berman Partners Fund	$1,646,678,161
Neuberger Berman Real Estate Fund	$38,982,818
Neuberger Berman Regency Fund	$53,656,791
Neuberger Berman Socially Responsive Fund	$270,304,862
Neuberger Berman Advisers Management Trust	$1,940,128,827
Neuberger Berman Intermediate Municipal Fund Inc.	$489,756,263
Neuberger Berman California Intermediate Municipal Fund Inc.	$160,243,096
Neuberger Berman New York Intermediate Municipal Fund Inc.	$130,696,515
Neuberger Berman Real Estate Income Fund Inc.	$145,046,536
Neuberger Berman Realty Income Fund Inc.	$754,846,520
Neuberger Berman Real Estate Securities Income Fund Inc.	$753,662,472
Neuberger Berman Income Opportunity Fund Inc.	$413,615,873
Neuberger Berman Dividend Advantage Fund Inc.	$167,843,661

The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Funds, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman

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Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings, Inc., a publicly owned company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust.

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Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

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According to a Schedule 13G jointly filed on February 10, 2004 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 13,744,899 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 6,704,335 of such shares, shared voting power with respect to 1,352,064 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,739,590 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York NY 10104.

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DISTRIBUTION ARRANGEMENTS

Each Fund (except Neuberger Berman Real Estate Fund) offers a class of shares, known as Investor Class shares. Neuberger Berman Focus, Neuberger Berman Genesis, Neuberger Berman Guardian, Neuberger Berman International, Neuberger Berman Manhattan, Neuberger Berman Millennium, Neuberger Berman Partners, Neuberger Berman Real Estate Neuberger Berman Regency and Neuberger Berman Socially Responsive Funds offer a class of shares, known as Trust Class shares. Neuberger Berman Fasciano, Neuberger Berman Focus, Neuberger Berman Genesis, Neuberger Berman Guardian, Neuberger Berman Manhattan, Neuberger Berman Millennium and Neuberger Berman Partners Funds also offer a third class of shares, known as Advisor Class shares. Neuberger Berman Genesis Fund offers a fourth class of shares, known as Institutional Class shares.

Distributor

NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Advisor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class (with the exception of Neuberger Berman Real Estate Fund, whose shares are also sold directly to investors), Advisor Class, and Institutional Class are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class and Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

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The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class and the Trust Class of each Fund (except the Trust Class of Neuberger Berman Genesis, Neuberger Berman Manhattan and Neuberger Berman International Funds, as to which there is a Distribution Agreement) ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2005. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

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Distribution Agreement (Trust Class Only)

The Plan provides that the Trust Class of Neuberger Berman Focus, Neuberger Berman Guardian, Neuberger Berman Millennium, Neuberger Berman Partners, Neuberger Berman Real Estate, Neuberger Berman Regency, and Neuberger Berman Socially Responsive Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

The table below sets forth the amount of fees accrued for the funds indicated below:

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Trust Class	Period Ended August 31,
Fund	2004	2003	2002
Focus	$364,440	$248,303	$356,036
Guardian	$298,753	$290,048	$446,349
Millennium	$3,978	$3,695	$6,585
Partners	$304,626	$274,893	$412,082
Real Estate	$38,026	$22,119	$3,065*
Regency	$13,312	$11,431	$20,528
Socially Responsive	$37,108	$18,931	$28,250

* From May 1, 2002 (commencement of operations) to August 31, 2002.

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Distribution Agreement (Advisor Class Only)

The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's plan complies with these rules.

The table below sets forth the amount of fees accrued for the funds indicated below:

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Advisor Class	Period Ended August 31,
Fund	2004	2003	2002
Fasciano	$39,283	$10,928	$363
Focus	$106,471	$45,650	$51,174
Genesis	$978,477	$687,137	$626,862
Guardian	$35,986	$38,335	$52,971
Manhattan	$5,546	$4,840	$4,604
Millennium	$1,118	$604	$182
Partners	$60,289	$67,847	$95,229

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Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

The Plans continue until June 30, 2005. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

From time to time, one or more of the Funds may be closed to new investors. Because the Plans for the Advisor and Trust Class shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value (All Classes)

Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

Each Fund (except Neuberger Berman International Fund) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

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If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. These Funds value all other securities and assets, including restricted securities, by a method that the Board of Trustees of the Trust believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Neuberger Berman International Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Board of Trustees of the Trust believe accurately reflects fair value.

Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that a Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

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Neuberger Berman International Fund's securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman International Fund may be significantly affected on days when shareholders have no access to that Fund.

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If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees of the Trust has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees of the Trust believe accurately reflects fair value.

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Automatic Investing and Dollar Cost Averaging

Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

ADDITIONAL EXCHANGE INFORMATION

As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," each funds' Investor Class shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange any Fund's Advisor Class, Trust Class or Institutional Class shares for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution.

EQUITY FUNDS
Neuberger Berman Century Fund	Invests mainly in common stocks of large-capitalization companies. The manager seeks to buy companies with strong historical and prospective earnings growth.

Neuberger Berman Fasciano Fund

Seeks long-term capital growth. The portfolio manager also may consider a company's potential for income prior to selecting it for the Fund. The Fund invests mainly in the common stocks of small-cap companies, i.e., those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

Neuberger Berman Focus Fund

Seeks long-term growth of capital. Invests mainly in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

Neuberger Berman Genesis Fund (This fund is closed to new investors.)

Seeks growth of capital. Invests mainly in stocks of companies with small market capitalizations (no more than $1.5 billion at the time of the Fund's investment). Fund managers seek to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.

Neuberger Berman Guardian Fund	Seeks long-term growth of capital and secondarily, current income. Invests mainly in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

Neuberger Berman International Fund

Seeks long-term capital appreciation by investing primarily in foreign stocks of any capitalization, both in developed economies and in emerging markets. Fund managers seek undervalued companies in countries with strong potential for growth.

Neuberger Berman Manhattan Fund

Seeks growth of capital. Invests in securities believed to have the maximum potential for long-term capital appreciation. Fund managers seek fast-growing companies with above average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

Neuberger Berman Millennium Fund

Seeks growth of capital by investing mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time of initial investment. The Fund co-managers take a growth approach to stock selection, looking for fast growing companies with above average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

Neuberger Berman Partners Fund

Seeks capital growth through an approach that is intended to increase capital with reasonable risk. The Fund manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

Neuberger Berman Real Estate Fund	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Neuberger Berman Regency Fund	Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies which the manager believes have solid fundamentals.

Neuberger Berman Socially Responsive Fund	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

INCOME FUNDS
Neuberger Berman Cash Reserves

A money market fund seeking the highest current income consistent with safety and liquidity. The Fund invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Government Money Fund

A U.S. Government money market fund seeking maximum safety and liquidity and the highest available current income. The Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman High Income Bond Fund

Seeks high total returns consistent with capital preservation. The fund normally invests primarily in a diversified portfolio of U.S. intermediate-term, high-yield corporate bonds, including those sometimes known as "junk" bonds.

Neuberger Berman Limited Maturity Bond Fund

Seeks the highest current income consistent with low risk to principal and liquidity and, secondarily, total return. The Fund invests in debt securities, primarily investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

MUNICIPAL FUNDS
Neuberger Berman Municipal Money Fund

A money market fund seeking the maximum current income exempt from federal income tax, consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal Securities Trust

Seeks high current tax-exempt income with low risk to principal, limited price fluctuation, and liquidity and, secondarily, total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

*/

As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective Prospectus of the Fund into which the exchange is to be made.

Each of the Funds, except Neuberger Berman International and Neuberger Berman Real Estate Funds, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman International and Neuberger Berman Real Estate Funds charge shareholders a redemption fee on exchanges of Fund shares held 180 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

•

If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

•

In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind

Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Timing of capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. A Fund's net investment income consists of all income accrued on Fund assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

Each Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that Neuberger Berman Real Estate Fund distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter.

Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Funds

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To continue to qualify for treatment as a RIC under the Code, each Fund – which is treated as a separate entity for federal income tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

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 If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends -- taxable as ordinary income or, if they are "qualified dividend income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("QDI"), at the rate for net capital gain, which is a maximum of 15% for individual shareholders -- to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of Neuberger Berman International Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service ("Service") that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "QDI."

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Each of Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Partners, Neuberger Berman Real Estate, Neuberger Berman Regency, and Neuberger Berman Socially Responsive Funds may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income Neuberger Berman Real Estate Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership.

Neuberger Berman Real Estate Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued, some of a REIT's income attributable to such an interest (an "excess inclusion") generally will be allocated to the REIT's shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC's excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) would constitute unrelated business taxable income to them. In addition, if a "disqualified organization" (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC's shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.

Taxation of the Funds' Shareholders

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

FUND TRANSACTIONS

Neuberger Berman and Lehman Brothers, Inc. ("Lehman") act as principal brokers for each Fund (except Neuberger Berman International Fund) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means that Fund trades may be executed by Neuberger Berman or Lehman where Neuberger Berman or Lehman is capable of providing best execution. Neuberger Berman and Lehman may act as broker for Neuberger Berman International Fund. A substantial portion of the Fund transactions of Neuberger Berman Genesis and Neuberger Berman Millennium Funds involves securities traded on the OTC market; those Funds purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

During the fiscal year ended August 31, 2002, Neuberger Berman Manhattan Fund paid brokerage commissions of $915,819, of which $404,246 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Manhattan Fund paid brokerage commissions of $1,128,725 of which $336,386 was paid to Neuberger Berman and $44,772 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Manhattan Fund paid brokerage commissions of $1,029,848 of which $62,167 was paid to Neuberger Berman and $166,041 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 5.54% of the aggregate dollar amount of transactions involving the payment of commissions, and 6.04% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 16.65% of the aggregate dollar amount of transactions involving the payment of commissions, and 16.12% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $801,640 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $557,587,338) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its "regular brokers or dealers" (as defined under the 1940 Act) ("Regular B/Ds"): Neuberger Berman, LLC and State Street Bank and Trust Company; at that date; that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Legg Mason, Wood Walker, Inc., $3,428,900; and Neuberger Berman, LLC, $2,747,384.

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During the fiscal year ended August 31, 2002, Neuberger Berman Genesis Fund paid brokerage commissions of $2,902,819, of which $988,163 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Genesis Fund paid brokerage commissions of $3,239,161, of which $1,106,148 was paid to Neuberger Berman and $88,311 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Genesis Fund paid brokerage commissions of $4,725,331, of which $241,355 was paid to Neuberger Berman and $780,899 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 4.39% of the aggregate dollar amount of transactions involving the payment of commissions, and 5.11% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 16.06% of the aggregate dollar amount of transactions involving the payment of commissions, and 16.53% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $3,703,077 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $2,450,184,936) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Neuberger Berman, LLC and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $409,304,872.

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During the fiscal year ended August 31, 2002, Neuberger Berman Focus Fund paid brokerage commissions of $1,803,541, of which $773,575 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Focus Fund paid brokerage commissions of $2,390,956, of which $1,379,962 was paid to Neuberger Berman and $33,196 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Focus Fund paid brokerage commissions of $2,349,516, of which $112,130 was paid to Neuberger Berman and $426,532 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 3.77% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.77% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 20.10% of the aggregate dollar amount of transactions involving the payment of commissions, and 18.15% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $1,810,854 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $805,974,353) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Bank of America, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Neuberger Berman, LLC, and State Street Bank and Trust Company at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Bank of America, $99,315,840; Citigroup Global Markets Inc., $180,544,080; J.P. Morgan Chase & Co., $100,533,200; Merrill Lynch, Pierce, Fenner & Smith Inc., $86,308,300, Morgan Stanley & Co., $15,624,840; and Neuberger Berman, LLC, $56,907,185.

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During the fiscal year ended August 31, 2002, Neuberger Berman Guardian Fund paid brokerage commissions of $7,203,899, of which $3,663,976 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Guardian Fund paid brokerage commissions of $2,518,508, of which $1,115,775 was paid to Neuberger Berman and $138,791 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Guardian Fund paid brokerage commissions of $1,565,147 of which $194,038 was paid to Neuberger Berman and $211,141 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 13.11% of the aggregate dollar amount of transactions involving the payment of commissions, and 12.40% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 16.44% of the aggregate dollar amount of transactions involving the payment of commissions, and 13.49% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $1,159,968 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $683,042,456) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Goldman Sachs & Co., Neuberger Berman, LLC, and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Citigroup Global Markets Inc., $32,534,453; Goldman Sachs & Co., $44,098,835; Neuberger Berman, LLC, $22,764,705; and State Street Bank and Trust Company, $57,431,622.

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During the fiscal year ended August 31, 2002, Neuberger Berman Partners Fund paid brokerage commissions of $3,773,848 of which $1,845,866 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Partners Fund paid brokerage commissions of $3,601,838 of which $2,043,647 was paid to Neuberger Berman and $139,969 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Partners Fund paid brokerage commissions of $3,509,499 of which $33 was paid to Neuberger Berman and $628,704 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 19.45% of the aggregate dollar amount of transactions involving the payment of commissions, and 17.91% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $2,880,762 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $1,874,025,462) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Neuberger Berman, LLC, and Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Citigroup Global Markets Inc., $51,759,696; Goldman Sachs & Co., $20,027,810, Merrill Lynch, Pierce, Fenner & Smith Inc., $32,393,701; Morgan Stanley & Co., $16,837,287; Neuberger Berman, LLC, $49,828,695; and State Street Bank and Trust Company, $24,994,018.

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During the fiscal year ended August 31, 2002, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $201,870, of which $159,194 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $279,263, of which $213,034 was paid to Neuberger Berman and $1,042 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $332,967, of which $32,234 was paid to Neuberger Berman and $51,042 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 10.31% of the aggregate dollar amount of transactions involving the payment of commissions, and 9.68% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 14.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 15.33% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $249,691 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $166,956,969) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Citigroup Global Markets Inc., Goldman Sachs & Co., and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Citigroup Global Markets Inc., $5,622,206; Goldman Sachs & Co., $7,100,280; and State Street Bank and Trust Company, $17,777,934.

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During the fiscal year ended August 31, 2002, Neuberger Berman International Fund paid brokerage commissions of $239,192, of which $0 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman International Fund paid brokerage commissions of $266,962, of which $924 was paid to Neuberger Berman and $13,820 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman International Fund paid brokerage commissions of $379,705, of which $0 was paid to Neuberger Berman and $15,459 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 5.22% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.07% of the aggregate brokerage commissions paid by the Fund. 99.42% of the $364,246 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $210,009,166) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Neuberger Berman, LLC, and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $5,672,685.

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During the fiscal year ended August 31, 2002, Neuberger Berman Millennium Fund paid brokerage commissions of $217,457, of which $46,776 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Millennium Fund paid brokerage commissions of $465,539, of which $72,097 was paid to Neuberger Berman and $25,293 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Millennium Fund paid brokerage commissions of $330,255, of which $8,189 was paid to Neuberger Berman and $42,462 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 3.69% of the aggregate dollar amount of transactions involving the payment of commissions, and 2.48% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 14.54% of the aggregate dollar amount of transactions involving the payment of commissions, and 12.86% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $279,604 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $146,649,766) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $525,229.

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During the fiscal year ended August 31, 2002, Neuberger Berman Regency Fund paid brokerage commissions of $133,901, of which $94,929 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Regency Fund paid brokerage commissions of $75,268, of which $51,760 was paid to Neuberger Berman and $485 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Regency Fund paid brokerage commissions of $90,190, of which $7,572 was paid to Neuberger Berman and $13,778 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 8.89% of the aggregate dollar amount of transactions involving the payment of commissions, and 8.40% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 14.80% of the aggregate dollar amount of transactions involving the payment of commissions, and 15.28% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $68,840 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $47,546,587) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Bear, Stearns & Co., Inc., Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Bear, Stearns & Co., Inc., $1,336,384; and Neuberger Berman, LLC, $2,222,122.

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During the fiscal year ended August 31, 2002, Neuberger Berman Century Fund paid brokerage commissions of $42,407, of which $28,560 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Century Fund paid brokerage commissions of $41,576, of which $23,504 was paid to Neuberger Berman and $384 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Century Fund paid brokerage commissions of $29,866, of which $3,829 was paid to Neuberger Berman and $4,314 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 16.03% of the aggregate dollar amount of transactions involving the payment of commissions, and 12.82% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 13.10% of the aggregate dollar amount of transactions involving the payment of commissions, and 14.44% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $21,723 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $17,645,047) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Bear, Stearns & Co., Inc., and Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $19,646.

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During the fiscal year ended August 31, 2002, Neuberger Berman Fasciano Fund paid brokerage commissions of $178,697, of which $74,922 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Fasciano Fund paid brokerage commissions of $170,567, of which $58,384 was paid to Neuberger Berman and $3,316 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Fasciano Fund paid brokerage commissions of $212,836, of which $10,545 was paid to Neuberger Berman and $16,278 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 3.65% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.95% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 6.81% of the aggregate dollar amount of transactions involving the payment of commissions, and 7.65% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $186,013 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $126,679,543) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $31,101,384.

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During the fiscal year ended August 31, 2002, Neuberger Berman Real Estate Fund paid brokerage commissions of $37,805, of which $16,620 was paid to Neuberger Berman. During the fiscal year ended August 31, 2003, Neuberger Berman Real Estate Fund paid brokerage commissions of $100,388, of which $31,103 was paid to Neuberger Berman and $14,540 was paid to Lehman.

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During the fiscal year ended August 31, 2004, Neuberger Berman Real Estate Fund paid brokerage commissions of $169,628, of which $100 was paid to Neuberger Berman and $28,845 was paid to Lehman. During the fiscal year ended August 31, 2004, transactions in which that Fund used Neuberger Berman as broker comprised 0.07% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.06% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman as broker comprised 18.14% of the aggregate dollar amount of transactions involving the payment of commissions, and 17.00% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $140,683 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $85,919,933) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Neuberger Berman, LLC, and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $1,672,063.

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Insofar as Fund transactions of Neuberger Berman Century, Neuberger Berman Millennium, Neuberger Berman Partners, and Neuberger Berman Regency Funds result from active management of equity securities, and insofar as Fund transactions of Neuberger Berman Manhattan Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

The Funds may, from time to time, loan portfolio securities to Neuberger Berman, Lehman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman and/or Lehman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

The use of Neuberger Berman and Lehman as brokers for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman to retain such compensation, and Neuberger Berman and Lehman have agreed to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by a Fund to Neuberger Berman and Lehman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman or Lehman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman reviews information about each agency cross-trade that the Funds participate in.

Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

The commissions paid to a broker other than Neuberger Berman and Lehman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

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Jon D. Brorson, John J. Zielinski and Kenneth J. Turek; Michael Fasciano; Kent C. Simons and Robert B. Corman; Judith M. Vale and Robert W. D'Alelio; Arthur Moretti; Ingrid S. Dyott and Sajjad Ladiwala; Benjamin E. Segal; Jon D. Brorson and Kenneth J. Turek; Jon D. Brorson and David H. Burshtan; S. Basu Mullick; Steven R. Brown; Andrew B. Wellington and David DiDomenico; Arthur Moretti, Ingrid S. Dyott, and Sajjad Ladiwala, each of whom is a Vice President of NB Management and a Managing Director (with the exception of Mr. DiDomenico and Mr. Ladiwala, who are Vice Presidents) of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, and Neuberger Berman Socially Responsive Fund, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

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Portfolio Turnover

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A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year. During the fiscal year ended August 31, 2003, the portfolio turnover rates for Neuberger Berman Century Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund and Neuberger Berman Millennium Fund were significantly higher than in those Funds' previous fiscal years, due to portfolio restructuring that followed a change in the Funds' portfolio managers. Neuberger Berman waived its brokerage commissions for trades that were part of that restructuring; other brokers did not waive commissions.

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Proxy Voting

The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Funds' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of Neuberger Berman Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the Funds' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to Neuberger Berman Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Directors reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

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Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders.  The Code also prohibits any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company ("State Street"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets.  As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Rating, Ranking and Research Agencies.  Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.  The Funds provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day;  Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month;  Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month.  The Funds also provide their complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings.  No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information.  The Funds either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

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REPORTS TO SHAREHOLDERS

Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

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Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Regency Fund) was "Neuberger & Berman."

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Description of Shares.  Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings.  The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

Certain Provisions of Trust Instrument.  Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other.  Because Fund Advisor Class, Trust Class and Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

CUSTODIAN AND TRANSFER AGENT

Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA  02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Each Fund (other than Neuberger Berman Century Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Regency Fund, and Neuberger Berman Socially Responsive Fund) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm who will audit its financial statements. Neuberger Berman Century Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Regency Fund, and Neuberger Berman Socially Responsive Fund have selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm who will audit their financial statements.

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LEGAL COUNSEL

The Trust has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

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As of November 30, 2004, the following are all of the beneficial and record owners of more than five percent of each fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund and Class	Name and Address	Percent Owned
Fasciano Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	31.78%

	National Financial Services Corp For The Exclusive Benefit Of Their Clients PO Box 3908 Church Street Station New York NY 10008-3908	7.77%

Focus Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	12.20%

Genesis Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	22.84%

	Union Central Life Insurance Co 401k Group Sep Acct Attn Mutual Funds Dept Station 3 1876 Waycross Rd PO Box 40888 Cincinnati OH 45240-0888	7.47%

Guardian Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	16.81%

International Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	23.95%

	National Investor Services fbo 097-50000-19 55 Water Street 32nd Fl New York NY 10041-3299	7.85%

Manhattan Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	6.20%

Millennium Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	8.99%

Partners Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	9.79%

Regency Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	11.07%

	Jewish Communal Fund Corporation (Not- For- Profit) 575 Madison Ave Ste 703 New York NY 10022-2511	6.73%

Socially Responsive Fund Investor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	18.83%

	Nationwide Life Insurance Co NACO c/o IPO Portfolio Accounting Po Box 182029 Columbus OH 43218-2029	16.33%

	Nationwide Life Insurance Co DCVA c/o IPO Portfolio Accounting Po Box 182029 Columbus OH 43218-2029	11.38%

Focus Fund Trust Class	Fidelity Investments Inst Ops Co As Agent For Certain Employee Benefit Plans Covington KY 41015	17.56%

	Delaware Charter Guarantee & Trust fbo Principal Financial Group Attn Ris Npio Trade Desk 711 High St Des Moines IA 50392-0001	12.16%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers Po Box 3908 Church St Station New York NY 10008-3908	8.44%

	Citigroup Global Markets Inc. 00109801250 388 Greenwich St New York NY 10013-2375	5.85%

	Nationwide Trust Co fsb c/o IPO Portfolio Accounting Po Box 182029 Columbus OH 43218-2029	5.20%

Genesis Fund Trust Class	Fidelity Investments Inst Ops Co As Agent For Certain Employee Benefit Plans Mailzone Kwic 100 Magellan Way # Kw1c Covington KY 41015-1999	29.67%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers Po Box 3908 Church St Station New York NY 10008-3908	5.99%

	JP Morgan Chase Bank As Trustee fbo Sun Microsystems Inc Tax Deferred Retirement Savings Pan Dated 10/1/04 c/o Gpmrps Mgmt Rptg Team 9300 Ward Parkway Kansas City MO 64114-3317	5.42%

	American Express Trust Co fbo American Express Trust Retirement Service Plans Attn Pat Brown 50534 AXP Financial Center Minneapolis MN 55474-0001	5.37%

Guardian Fund Trust Class	Nationwide Life Insurance Co QPVA c/o IPO Portfolio Accounting Po Box 182029 Columbus OH 43218-2029	22.96%

	ING National Trust U/A Dated 4/22/96 151 Farmington Ave # T531 Hartford CT 06156-0001	14.91%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers Po Box 3908 Church St Station New York NY 10008-3908	11.81%

	Fidelity Investments Inst Ops Co fbo Tyco Retirement Savings Plan And Investment Plan 100 Magellan Way # Kw1c Covington KY 41015-1999	11.62%

International Fund Trust Class	Citigroup Global Markets Inc. 00109801250 388 Greenwich St New York NY 10013-2375	33.76%

	National Financial Service Corp For Exclusive Benefit Of Our Customers 200 Liberty St – 1 World Fin Center Attn Mutual Funds Dept – 5th Fl New York NY 10281-1003	14.04%

	MFPF&S For The Sole Benefit Of Its Customers Attn Fund Administration 4800 Deer Lake Dr E Fl 2 Jacksonville FL 32246-6484	13.43%

	Smith Barney Corp Trust Co Trustee Smith Barney 401k Advisor Group Trust Two Tower Center PO Box 1063 E Brunswick NJ 08816-1063	5.54%

Manhattan Fund Trust Class	Fidelity Investments Inst Ops Co As Agent For Certain Employee Benefit Plans 100 Magellan Way # Kw1c Covington KY 41015-1999	50.85%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers PO Box 3908 Church St Station New York NY 10008-3908	12.41%

	Delaware Charter Guarantee & Trust fbo Various Qualified Plans 711 High Street Des Moines IA 50303	10.74%

	ING National Trust U/A Dated 4/22/96 151 Farmington Ave # T531 Hartford CT 06156-0001	9.90%

Millennium Fund Trust Class	National Financial Service Corp For Exclusive Benefit Of Our Customers PO Box 3908 Church St Station New York NY 10008-3908	85.00%

	Nationwide Trust Co Fsb C/O IPO Portfolio Accounting PO Box 182029 Columbus OH 43218-2029	11.30%

Partners Fund Trust Class	Nationwide Life Insurance Co Qpva C/O IPO Portfolio Accounting PO Box 182029 Columbus OH 43218-2029	29.58%

	PRC Inc C/O T Rowe Price Financial Attn Asset Recon PO Box 17215 Baltimore MD 21297-1215	17.56%

	Fidelity Investments Institutional Operations Co As Agent For Certain Benefit Plan 100 Magellan Way # Kw1c Covington KY 41015-1999	8.27%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers PO Box 3908 Church St Station New York NY 10008-3908	5.98%

	Connecticut Gen Life Ins Co Cigna Attn Brenda Christian PO Box 2975 280 Trumbull St Apt H18d Hartford CT 06103-3509	5.46%

Real Estate Fund Trust Class	Neuberger Berman LLC 001-30025-14 55 Water St 27th Floor New York NY 10041-0004	20.01%

	PFPC Wrap Services fbo Neuberger Berman 760 Moore Rd King Of Prussia PA 19406-1212	9.18%

	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	7.06%

Regency Fund Trust Class	Bost & Co A/C Twbf2229002 fbo Directed Account Plan Mutual Fund Operations PO Box 3198 Pittsburgh PA 15230-3198	63.52%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers PO Box 3908 Church St Station New York NY 10008-3908	20.49%

Socially Responsive Fund Trust Class	Fidelity Investments Inst Ops Co As Agent For Certain Employee Benefit Plan 100 Magellan Way # Kw1c Covington KY 41015-1999	29.16%

	Nationwide Life Insurance Co QPVA c/o IPO Portfolio Accounting PO Box 182029 Columbus OH 43218-2029	13.93%

	National Financial Service Corp For The Exclusive Benefit Of Our Customers PO Box 3908 Church St Station New York NY 10008-3908	10.47%

	Delaware Charter Guarantee & Trust fbo Principal Financial Group Attn Ris Npio Trade Desk 711 High St Des Moines IA 50392-0001	8.51%

	Chase Manhattan Bank Trustee Avon Products Inc Savings & Stock Ownership 12/28/84 1345 Avenue Of The Americas New York NY 10105-0302	7.47%

	Union Central Life Insurance Co 401k Group Sep Acct 1876 Waycross Rd PO Box 40888 Cincinnati OH 45240-0888	5.16%

Fasciano Fund Advisor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	22.58%

	MLPF&S For The Sole Benefit Of Its Customers Attn Fund Administration (98055) 4800 Deer Lake Dr E Fl 2 Jacksonville FL 32246-6484	15.72%

	Fifth Third Bank Trustee fbo GVSU Pension (Cot) A/C # 16-2-8607210 PO Box 3385 Cincinnati OH 45263-0001	9.75%

	Citigroup Global Markets Inc 00109801250 333 W 34th St Fl 3 New York NY 10001-2402	6.71%

	Union Bank Trust Nominee fbo Select Benefit Omnibus PO Box 85484 San Diego CA 92186-5484	6.56%

	American United Life Ins Co fbo Group Retirement Annuity PO Box 1995 Indianapolis IN 46206-9102	6.06%

Focus Fund Advisor Class	Transamerica Life Insurance And Annuity Company (Ti) New 1150 South Olive St T-10-05 Los Angeles CA 90015-2249	24.50%

	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	12.10%

	First Union Nat'l Bank Trustee fbo Fund Reinvestment Account A/C# 1080824434 1525 W Wt Harris Blvd Nc-1151 Charlotte NC 28262-8522	7.64%

	Delaware Charter Guarantee & Trust fbo Principal Financial Group Attn Ris Npio Trade Desk 711 High St Des Moines IA 50392-0001	6.75%

	American United Life Ins Co fbo Group Retirement Annuity PO Box 1995 Indianapolis IN 46206-9102	5.89%

Genesis Fund Advisor Class	First Union National Bank fbo Various Retirement Plans A/C #1080827609 1525 W Wt Harris Blvd Cmgnc1151 Charlotte NC 28262-8522	15.53%

	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	13.83%

	Transamerica Life Insurance And Annuity Company (Ti) New 1150 South Olive St T-10-05 Los Angeles CA 90015-2249	9.34%

	Fidelity Inv Institutional Ops Co As Agent For Acuson 401k Ret Savings Plan 100 Magellan Way Kwic Covington KY 41015-1987	6.98%

	Delaware Charter Guarantee & Trust Cust fbo Principal Mutual Life Ins Co Dated 1/1/96 Po Box 8704 1013 Centre Rd Wilmington DE 19805-1265	5.31%

	First Union National Bank Custodian For Various Retirement Plans Acct# 1080823676 1525 W Wt Harris Blvd Cmgnc1151 Charlotte NC 28262-8522	5.14%

Guardian Fund Advisor Class	Travelers Life & Annuity Shareholder Accounting Unit PO Box 990027 Hartford CT 06199-0027	94.46%

Manhattan Fund Advisor Class	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	20.54%

	MFPF&S For The Sole Benefit Of Its Customers Attn Fund Administration 4800 Deer Lake Dr E Fl 2 Jacksonville FL 32246-6484	16.22%

	Fidelity Investments Institutional Operations Co Inc (FIIOC) As Agent For Millennium Pharmaceuticals Inc 401k Plan And Trust 10181 100 Magellan Way Kwic Covington KY 41015-1999	7.84%

	Blush & Co PO Box 976 New York NY 10268-0976	6.56%

	Neuberger Berman Management Attn Nick Altomare 605 Third Ave 3rd Fl New York NY 10158-0180	6.55%

Millennium Fund Advisor Class	Neuberger Berman LLC 001-30025-14 55 Water St 27th Floor New York NY 10041-0004	42.57%

	Hartford Life Insurance Co Separate Account Tk Attn David Ten Broeck 200 Hopmeadow St Simsbury CT 06089-9793	28.73%

	Metlife fbo Metlife Retirement Plans Group Gap 2 Montgomery St Fl 3 Jersey City NJ 07302-3802	24.58%

Partners Fund Advisor Class	Travelers Life & Annuity Shareholder Accounting Unit PO Box 990027 Hartford CT 06199-0027	67.79%

	First Union Nat'l Bank Trustee fbo First Union Nat'l Bank A/C 1080824354 1525 West Wt Harris Blvd Nc-1151 Charlotte NC 28262-8522	12.26%

	Charles Schwab & Co Inc Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	5.38%

Genesis Fund Institutional Class	Bank Of New York As Custodian Savings Plan For Employees And Partners Of PricwaterhouseCoopers LLP Attn Yvonne Smith 1 Wall St Fl12 New York NY 10286-0001	26.19%

	Fidelity Investments Inst Ops Co As Agent For Certain Employee Benefit Plans Mailzone Kwic 100 Magellan Way # Kw1c Covington KY 41015-1999	19.55%

	Retirement Benefit Accumulation Plan For Employees Of PricewaterhouseCoopers LLP Bank Of New York As Custodian One Wall Street 12th Floor New York NY 10286-0001	12.03%

	Bank Of New York As Custodian Partners Of PricewaterhouseCoopers Profit Sharing Plan Attn Yvonne Smith 1 Wall St Fl 12 New York NY 10286-0001	7.61%

	HSBC L&F Indemnity Limited Belvedere Building 69 Pitts Bay Rd Pembroke Bermuda	7.33%
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REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2004:

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The audited financial statements of Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Partners Fund, and Neuberger Berman Real Estate Fund, notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

The audited financial statements of Neuberger Berman Century Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Regency Fund, and Neuberger Berman Socially Responsive Fund, notes thereto, and the reports of Tait, Weller & Baker, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

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APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

- Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-

Leading market positions in well-established industries.

-

High rates of return on funds employed.

-

Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-

Well-established access to a range of financial markets and assured sources of alternate liquidity.

NEUBERGER BERMAN EQUITY FUNDS

POST-EFFECTIVE AMENDMENT NO. 108 ON FORM N-1A

PART C

OTHER INFORMATION

Item 22.

Exhibits.

(a)	(1)	Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).
	(2)

Trust Instrument of Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

	(3)

Amended Trust Instrument Schedule A listing the current series and classes of Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective Amendment No. 103 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 11, 2002).

(b)		By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).
(c)	(1)

Trust Instrument of Neuberger Berman Equity Funds, Articles IV, V, and VI.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

	(2)

By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(d)	(1)

Management Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(2)

Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(e)	(1)

Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(2)

Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Genesis Fund, International Fund and Manhattan Fund.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(3)

Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Guardian Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(4)

Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(5)

Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(f)		Bonus or Profit Sharing Contracts. None.
(g)	(1)

Custodian Contract Between Neuberger Berman Equity Funds and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

	(2)

Schedule of Compensation under the Custodian Contract.  Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)	(1)	(i)

Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

		(ii)

First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

		(iii)

Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

		(iv)

Schedule of Compensation under the Transfer Agency and Service Agreement.  Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

	(2)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(3)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(4)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

	(5)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(i)	Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant. Filed herewith.
(j)	(1)	Consent of Ernst & Young, LLP. Filed herewith.
	(2)	Consent of Tait, Weller & Baker. Filed herewith.
	(3)	Consent of KPMG LLP. Filed herewith.
(k)	Financial Statements Omitted from Prospectus. None.
(l)	Letter of Investment Intent. None.
(m)	(1) (i)

Plan Pursuant to Rule 12b-1 with Respect to Trust Class of Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

	(ii)

Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1.  Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

	(2) (i)

Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds.  Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

	(ii)

Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1.  Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

(n)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).
(o)	Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).
(p)

Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters.  Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

Item 23.

Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 24.

Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "wi llful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties , or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from:  (i) any claim, action, suit or proceeding in connection wi th NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant.  Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable att orneys' fees and expenses, incurred by the Registrant that result from:  (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.  The Registrant also maintains Directors and Officers Insurance.

Item 25.

Business and Other Connections of Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS

Claudia Brandon
Vice President, Neuberger Berman since 2002; Employee, Neuberger Berman since 1999; Vice President/Mutual Fund Board Relations, NB Management since May 2000; Vice President, NB Management from 1986-1999.

Secretary, Neuberger Berman Advisers Management Trust; Secretary, Neuberger Berman Equity Funds; Secretary, Neuberger Berman Income Funds; Secretary, Neuberger Berman Real Estate Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman Realty Income Fund Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.; Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Secretary, Neuberger Berman Institutional Liquidity Series; Secretary, Lehman Brothers Institutional Liquidity Series; Secretary, Institutional Liquidity Trust.

Thomas J. Brophy Managing Director, Neuberger Berman; Vice President, NB Management since March 2000.	None.
Steven R. Brown Managing Director, Neuberger Berman; Vice President, NB Management since 2002.

Portfolio Manager, Neuberger Berman Real Estate Income Fund, Inc.; Portfolio Manager, Neuberger Berman Realty Income Fund Inc.; Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman Real Estate Securities Income Fund Inc.; Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.

Lori Canell Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Valerie Chang Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Brooke A. Cobb Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Robert Conti Vice President, Neuberger Berman; Senior Vice President, NB Management since November 2000; Treasurer, NB Management until May 2000.

Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Lehman Brothers Institutional Liquidity Series; Treasurer, Institutional Liquidity Series.

Robert W. D’Alelio Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Ingrid Dyott Vice President, Neuberger Berman; Vice President, NB Management.	None.
Michael F. Fasciano Managing Director, Neuberger Berman since March 2001; Vice President, NB Management since March 2001.	President, Fasciano Company Inc. until March 2001; Portfolio Manager, Fasciano Fund Inc. until March 2001.
Robert S. Franklin Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Brian P. Gaffney Managing Director, Neuberger Berman since 1999, Senior Vice President, NB Management since November 2000; Vice President, NB Management from April 1997 through November 1999.

Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman Institutional Liquidity Series; Vice President, Lehman Brothers Institutional Liquidity Series.

Robert I. Gendelman Managing Director, Neuberger Berman; Vice President, NB Management.	None.

Thomas E. Gengler, Jr.
Senior Vice President, Neuberger Berman since February 2001, prior thereto, Vice President, Neuberger Berman since 1999; Senior Vice President, NB Management since March 2001 prior thereto, Vice President, NB Management.

None.
Theodore P. Giuliano Vice President (and Director until February 2001), NB Management; Managing Director, Neuberger Berman.	None.
Kevin Handwerker Senior Vice President, General Counsel and Secretary, Neuberger Berman.	Senior Vice President, General Counsel and Secretary, Neuberger Berman Inc.
Joseph K. Herlihy Senior Vice President, Treasurer, Neuberger Berman; Treasurer, NB Management.	Treasurer, Neuberger Berman Inc.
Barbara R. Katersky Senior Vice President, Neuberger Berman; Senior Vice President, NB Management.	None.
Robert B. Ladd Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Kelly M. Landron Vice President, NB Management Inc. since March 2000.	None.
Jeffrey B. Lane Chief Executive Officer and President, Neuberger Berman; Director, NB Management since February 2001.	Director, Chief Executive Officer and President, Neuberger Berman Inc.; Director, Neuberger Berman Trust Company from June 1999 until November 2000.
Michael F. Malouf Managing Director, Neuberger Berman; Vice President, NB Management.	None.

Robert Matza
Executive Vice President and Chief Operating Officer, Neuberger Berman since January 2001, prior thereto, Executive Vice President and Chief Administrative Officer, Neuberger Berman; Director, NB Management since April 2000.

Executive Vice President, Chief Operating Officer and Director, Neuberger Berman Inc. since January 2001, prior thereto, Executive Vice President, Chief Administrative Officer and Director, Neuberger Berman Inc.

Ellen Metzger Vice President, Neuberger Berman; Secretary, NB Management.	Assistant Secretary, Neuberger Berman Inc. since 2000.
Arthur Moretti Managing Director, Neuberger Berman since June 2001; Vice President, NB Management since June 2001.	Managing Director, Eagle Capital from January 1999 until June 2001.
S. Basu Mullick Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Janet W. Prindle Managing Director, Neuberger Berman; Vice President, NB Management.	Director, Neuberger Berman National Trust Company since January 2001; Director Neuberger Berman Trust Company of Delaware since April 2001.
Kevin L. Risen Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Jack L. Rivkin Executive Vice President, Neuberger Berman.

Executive Vice President, Neuberger Berman Inc.; President and Director, Neuberger Berman Real Estate Income Fund Inc; President and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President and Trustee, Neuberger Berman Advisers Management Trust; President and Trustee, Neuberger Berman Equity Funds; President and Trustee, Neuberger Berman Income Funds; President and Director, Neuberger Berman Realty Income Fund Inc.; President and Director, Neuberger Berman Income Opportunity Fund Inc.; President and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President and Director, Neuberger Berman Dividend Advantage Fund Inc.; President and Director, Neuberger Berman Institutional Liquidity Series; President and Dir ector, Lehman Brothers Institutional Liquidity Series.

Benjamin E. Segal Managing Director, Neuberger Berman since November 2000, prior thereto, Vice President, Neuberger Berman; Vice President, NB Management.	None.
Jennifer Silver Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Kent C. Simons Managing Director, Neuberger Berman; Vice President, NB Management.	None.

Matthew S. Stadler
Senior Vice President and Chief Financial Officer, Neuberger Berman since August 2000, prior thereto, Controller, Neuberger Berman from November 1999 to August 2000; Senior Vice President and Chief Financial Officer, NB Management since August 2000.

Senior Vice President and Chief Financial Officer, Neuberger Berman Inc. since August 2000; Senior Vice President and Chief Financial Officer, National Discount Brokers Group from May 1999 until October 1999.

Peter E. Sundman President and Director, NB Management; Executive Vice President, Neuberger Berman.

Executive Vice President and Director, Neuberger Berman Inc.; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Realty Income Fund Inc.; Chai rman of the Board, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Institutional Liquidity Series; Chairman of the Board, Chief Executive Officer and Trustee, Lehman Brothers Institutional Liquidity Series; President and Chief Executive Officer, Institutional Liquidity Series.

Judith M. Vale Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Catherine Waterworth Vice President, Neuberger Berman; Vice President, NB Management.	None.
Allan R. White, III Managing Director, Neuberger Berman; Vice President, NB Management.	None.

The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 26.

Principal Underwriters.

(a)

NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust

Neuberger Berman Income Funds

Neuberger Berman Institutional Liquidity Series

Lehman Brothers Institutional Liquidity Series

(b)

Set forth below is information concerning the directors and officers of the Registrant's principal underwriter.  The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Claudia Brandon	Vice President/Mutual Fund Board Relations	Secretary
Thomas J. Brophy	Vice President	None
Steven R. Brown	Vice President	None
Lori Canell	Vice President	None
Valerie Chang	Vice President	None
Brooke A. Cobb	Vice President	None
Robert Conti	Senior Vice President	Vice President
Robert B. Corman	Vice President	None
Robert W. D’Alelio	Vice President	None
Stanley G. Deutsch	Vice President	None
Ingrid Dyott	Vice President	None
Michael F. Fasciano	Vice President	None
Robert S. Franklin	Vice President	None
Brian P. Gaffney	Senior Vice President	Vice President
Robert I. Gendelman	Vice President	None
Thomas E. Gengler, Jr.	Senior Vice President	None
Theodore P. Giuliano	Vice President	None
Joseph K. Herlihy	Treasurer	None
Michael M. Kassen	Chairman and Director	None
Barbara R. Katersky	Senior Vice President	None
Robert B. Ladd	Vice President	None
Kelly M. Landron	Vice President	None
Jeffrey B. Lane	Director	None
Josephine Mahaney	Vice President	None
Michael F. Malouf	Vice President	None
Robert Matza	Director	None
Ellen Metzger	Secretary	None
Arthur Moretti	Vice President	None
S. Basu Mullick	Vice President	None
Janet W. Prindle	Vice President	None
Kevin L. Risen	Vice President	None
Heidi L. Schneider	Director	None
Benjamin E. Segal	Vice President	None
Jennifer K. Silver	Vice President	None
Kent C. Simons	Vice President	None
Matthew S. Stadler	Senior Vice President and Chief Financial Officer	None
Peter E. Sundman	President and Director	Chairman of the Board, Chief Executive Office and Trustee
Judith M. Vale	Vice President	None
Catherine Waterworth	Vice President	None
Allan R. White, III	Vice President	None

(c)

No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 27.

Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 28.

Management Services

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 29.

Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment 108 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 16th day of December 2004.

NEUBERGER BERMAN EQUITY FUNDS

By:    /s/ Jack L. Rivkin

Name:  Jack L. Rivkin

Title:  President and Trustee

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 108 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Peter E. Sundman	Chairman of the Board, Chief Executive Officer and Trustee	December 16, 2004
Peter E. Sundman*
/s/ Jack L. Rivkin	President and Trustee	December 16, 2004
Jack L. Rivkin*
/s/ Barbara Muinos	Treasurer and Principal Financial and Accounting Officer	December 16, 2004
Barbara Muinos
/s/ John Cannon	Trustee	December 16, 2004
John Cannon*
/s/ Faith Colish	Trustee	December 16, 2004
Faith Colish*
/s/ Walter G. Ehlers	Trustee	December 16, 2004
Walter G. Ehlers*
/s/ C. Anne Harvey	Trustee	December 16, 2004
C. Anne Harvey*
/s/ Barry Hirsch	Trustee	December 16, 2004
Barry Hirsch*
/s/ Robert A. Kavesh	Trustee	December 16, 2004
Robert A. Kavesh*
/s/ Howard A. Mileaf	Trustee	December 16, 2004
Howard A. Mileaf*
/s/ Edward I. O’Brien	Trustee	December 16, 2004
Edward I. O’Brien*
/s/ William E. Rulon	Trustee	December 16, 2004
William E. Rulon*
/s/ Cornelius T. Ryan	Trustee	December 16, 2004
Cornelius T. Ryan*
/s/ Tom Decker Seip	Trustee	December 16, 2004
Tom Decker Seip*
/s/ Candace L. Straight	Trustee	December 16, 2004
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	December 16, 2004
Peter P. Trapp*

* Signatures affixed by Arthur C. Delibert on December 16, 2004 pursuant to power of attorney filed with Post-Effective Amendment No. 104 to the Registrant’s Registration Statement, File Nos. 2-11357 and 811-582, filed on October 17, 2003.

NEUBERGER BERMAN EQUITY FUNDS

EXHIBIT INDEX

Exhibit

Description

(i)	Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant.
(j)	(1)	Consent of Ernst & Young, LLP.
	(2)	Consent of Tait, Weller & Baker.
	(3)	Consent of KPMG LLP. Filed herewith